-------------------------------------------------


 QUANTITATIVE GROUP OF FUNDS

                        U.S. EQUITY FUNDS

                             Quantitative Numeric Fund

                             Quantitative Numeric II Fund

                             Quantitative Disciplined Growth Fund

                             Quantitative Growth and Income Fund

                        INTERNATIONAL EQUITY FUNDS

                             Quantitative International Equity Fund

                             Quantitative Foreign Frontier Fund



SEMI-ANNUAL REPORT
September 30, 1996

           QUANTITATIVE GROUP




                                November 27, 1996

Dear Fellow Shareholder:

I am very pleased to provide you with the semi-annual report for our six equity mutual funds. As you will read in the following reviews, the period spanning April 1st to September 30th was a tumultuous time for our domestic markets. To-day, however, the declines of June and July are almost forgotten as we witness historic highs in the markets. I am generally delighted with the performance of our funds over this period.

Inevitably, some of our funds did not beat their benchmarks for the period. Fortunately, none of these funds missed the mark significantly. I have been particularly gratified by the seamless transition of Robert von Pentz and his team as they have assumed control of our Quantitative Numeric Fund and Quanti-tative Numeric II (MidCap) Fund. Shareholders voted overwhelmingly to approve the change in management and, as Morningstar recently noted, the transition oc-curred with "nary a bump." Both funds have continued to generate performance near the top of their industry objectives since the change in portfolio manag-ers occurred.

Invariably, when I talk with shareholders, they seek insights on the direction of the market. As you know, our investment philosophy is to remain fully in-vested in each of our funds, with the expectation that over the long term, in-vestors will be rewarded more fully than if we attempted to "time the market." Nevertheless, like you, we always are interested in the opinions of others.

While their views are subject to change, I thought that I would share with you the thoughts of our managers (written prior to President Clinton's re-elec-tion), which express some common themes.

 . ROBERT VON PENTZ, CFA "The current consensus of analysts is that there will be a post-election slow down. Our research reveals that, for the majority of market sectors, analysts' estimates for 1997 earnings have been decreasing. Consensus now calls for five to eight percent earnings growth in 1997. Slower earnings growth leads us to believe that the key factor to focus on at this point is interest rates. Fortunately, the economy has given no strong indica-tion that the slow growth, low inflation environment which has been so friendly to the equity markets is close to ending. Should we continue along this path, stable to lower interest rates would likely lead to a continuation of the long running bull market. At current levels, however, periods of profit taking should be expected."

 . STEVE ESIELONIS AND DOUG HOLMES, CFA "Based on our review, we believe that both the S&P 500 and the Dow Jones Industrial Average remain overvalued based on fundamentals. However, there is little on the horizon that we foresee would cause either index to correct significantly. Possible problems, like excessively strong GDP growth, poor earnings comparisons, or a tightening of interest rates by the Federal Reserve Board would cause markets to decline. The Fed's patience in reviewing economic data has maintained the positive at-mosphere in both the equity and fixed income markets. This "wait and see" posture, however, is a departure from past policies which have produced quick responses to short-term changes in economic indicators. The key going forward will be to watch Chairman Alan Greenspan and the Federal Reserve Board."

 . DEAN BARR AND DOUG CASE, CFA "As a result of the market corrections contained within the last six months, a general trend within the market has been to overemphasize traditional large cap companies, which are viewed as safe ha-vens, and to avoid smaller companies whose stocks are less widely followed by analysts. Considerable negativism and bearish sentiment also exists, as many investors have climbed a wall of worry throughout the market's late summer rebound. Moving forward, we believe that the market will broaden its focus selectively into smaller companies which possess uniquely strong earnings growth prospects. This selective market should lead to generally similar re-turns for most capitalizations (large and small), with a premium to growth-oriented stocks. As market emotions fluctuate and evolve, an unemotional sys-tematic evaluation of company specific expectations will be necessary to avoid reacting to informationless daily gyrations."

As always, I want to thank you for investing with us. We are available at any time to answer your questions and provide assistance.

                                Sincerely,

                                Edward L. Pittman
                                President


Quantitative Group    55 Old Bedford Road    Lincoln, MA 01773    (800) 331-1244
of Funds

                 Distributed by U.S. Boston Capital Corporation

___________________________________________________ QUANTITATIVE GROUP OF FUNDS
PERFORMANCE AND PORTFOLIO OVERVIEW AS OF SEPTEMBER 30, 1996

A WORD ABOUT INDICES
-------------------------------------------------------------------------------
Along with the discussion of each portfolio's performance, we have included a comparison with an appropriate benchmark index. In addition, we have also pro-vided for you a comparison to the relevant index of mutual funds classified as having similar investment objectives to your fund, as computed by Lipper Ana-lytical Services, Inc. (Lipper).

Although the S&P 500 Index is the most commonly used benchmark for many per-formance comparisons, it is not appropriate for all investment strategies. The index generally is comprised of the largest 500 companies in the United States (and some foreign corporations). However, because it is weighted by market capitalizations, the returns of the index tend to be dominated by the perfor-mance of the largest 100 companies.

To address this issue, Standard & Poor's also publishes an index, the S&P 400 index, which provides performance for the S&P 500 minus the largest 100 compa-nies. This index commonly is used for comparison of the returns of "middle capitalization" companies. The Frank Russell Company also publishes several indices representing additional segments of the stock market. The Russell 2000 index often is used for comparison of the performance of small capitalization stocks. This index excludes the 1000 largest companies in the United States, and is comprised of the next 2000 companies by market capitalization.

For comparison of international returns in developed countries, we use the Morgan Stanley Europe, Australia, and Far East ("EAFE") Index. This index presently is comprised of stocks in 21 countries other than the United States. Because the index is weighted by market capitalization of the individual coun-tries, the returns of Japanese stocks expressed in dollars account for 38% of its return, while the next largest components, the United Kingdom and Germany, represent only 17% and 7%, respectively. Thus, the performance of a fund rela-tive to this benchmark may heavily be influenced by the amount of its holdings in these three countries.

Finally, a commonly used comparison for the stocks of emerging markets is the International Finance Corporation's ("IFC") Investable Composite Index. The IFC is a member of the World Bank Group and publishes this index, which is comprised of approximately 1,100 stocks in 26 countries. As with the EAFE In-dex discussed above, the returns of three markets, Malaysia (21%), South Af-rica (14%) and Brazil (12%), account for a significant portion of the index's performance.

QUANTITATIVE NUMERIC FUND
-------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative Numeric Fund is a small company growth fund that invests pri-marily in smaller, rapidly growing companies with less than $1 billion in mar-ket capitalization. Robert von Pentz, CFA of Columbia Partners, L.L.C., In-vestment Management assumed management of the Fund on July 1st. The Fund uses a quantitative investment model that looks for companies with visible earnings growth, attractive valuations, and strong or improving fundamentals.

During the six month period from April 1996 to September 1996, the Fund pro-duced a return of 16.15% for investors in Ordinary Shares (excluding the ef-fects of a 1% redemption fee), exceeding the 5.36% return for its benchmark, the Russell 2000 Index, and a return of 9.71% for the average small company fund, according to Lipper. For the three month period from July to September, the Fund returned 6.15% compared to 0.34% for the Russell 2000 and 1.65% for the average small company fund.

The first three months of von Pentz's management of the Fund were tumultuous ones for the market, which suffered a sharp decline at the beginning of the period, due to reports of disappointing earnings by technology companies such as Hewlett-
Packard. The decline particularly affected sectors such as technology and health care, which had stocks trading at high premiums. As July progressed, however, the market began reacting favorably to more optimistic earnings re-ports, led by Intel. At the end of September, the S&P 500 had reached a new high and the Russell 2000 was within 1% of its all-time high.

The Fund's strategy of imposing greater constraints on individual sector hold-ings and decreasing the number of positions reaped benefits during the market decline. The Fund reduced its technology holdings and its holdings of recent initial public offerings--both areas hurt by the drop in the market. As the market improved, the Fund was able to acquire fundamentally sound stocks at depressed prices. Many of the stocks acquired were among the top performing stocks in the portfolio for the balance of the period. These companies in-cluded Object Design, a database software designer, and Eagle Hardware Stores, a turnaround story.

Along with technology, the Fund was also overweighted in energy stocks during the period, as the investment models used by the Fund showed increasing earn-ings estimates in both areas. A particular strength in the energy sector were offshore drilling companies, which have shown increasing earnings estimates due to

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  ___________________________________________________

a favorable supply/demand imbalance. Conversely, the Fund was underweighted in the basic material and utilities sectors during the period, where the models showed weaker earnings growth and price strength. Our sector selection process contributed to the Fund's performance as the overweighted sectors outperformed the market as a whole during the period, while the underweighted sectors underperformed the market.

    Robert A. von Pentz, CFA
    Columbia Partners, L.L.C.,
    Investment Management
--------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        20.88%   19.01%    N/A       N/A        28.71%(8/3/92)
Institutional Shares   22.68%   20.04%    N/A       N/A        19.85%(1/6/93)

* See accompanying Notes, which should be read in conjunction with this materi-al. Past performance is no guarantee of future results.
--------------------------------
PORTFOLIO COMPOSITION


[PIE CHART APPEARS HERE]                     Number of Holdings              78

                                             Dollars Invested       $87 million

                                             Average Market Cap    $729 million

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

QUANTITATIVE NUMERIC II (MidCap) FUND
-------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative Numeric II (MidCap) Fund invests primarily in common stocks of companies with medium market capitalizations, generally $1 billion to $5 billion. The Fund employs an investment strategy similar to that used by its older sibling, the Quantitative Numeric Fund. Robert von Pentz, CFA of Colum-bia Partners, L.L.C., Investment Management assumed the management of the Fund on July 1st.

During the six-month period from April 1996 to September 1996, the Fund pro-duced a return of 10.15% for investors in Ordinary Shares), compared to a 5.88% return for its benchmark, the S&P 400 Index, and a return of 8.11% for the average midcap fund, according to Lipper. For the three month period from July to September, the Fund returned 4.38% compared to 2.91% for the S&P 400 and 3.10% for the average midcap fund.

Due to the similarity of the investment models used by the two Quantitative Numeric Funds, the returns for the Numeric II (MidCap) Fund were influenced by many of the same factors as affected the Numeric Fund. As with the Numeric Fund, overweighting energy stocks, particularly of companies engaged in off-shore drilling, was a significant contributor to the Numeric II (MidCap) Fund's performance. Investments in stocks in the consumer staples sector, where the Fund focused on grocery stores with successful turnaround stories, also aided performance. The best performing stocks in the Fund's portfolio were technology companies Micron Electronics and CompUSA which were beneficia-ries of stronger than expected personal computer sales.

    Robert A. von Pentz, CFA
    Columbia Partners, L.L.C.,
    Investment Management
-------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        20.84%   N/A       N/A       N/A        29.33%(3/21/95)
Institutional Shares   20.97%   N/A       N/A       N/A        28.75%(4/17/95)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is no guarantee of future results.
-------------------------------
PORTFOLIO COMPOSITION



[PIE CHART APPEARS HERE]       Number of Holdings             64

                               Dollars Invested    $10.0 million

                               Median Market Cap   $ 2.5 billion

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

QUANTITATIVE DISCIPLINED GROWTH FUND
-------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative Disciplined Growth Fund searches for investment opportunities primarily among common stocks of companies with smaller or medium capitaliza-tions (less than $5 billion). To limit risk, the Fund generally will not in-vest more than 30% of its assets in any one sector of the economy.

During the six-month period from April 1996 to September 1996, the Fund pro-duced a return of 11.03% for investors in Ordinary Shares, well ahead of the 5.88% return for its benchmark, the S&P 400 Index, and a return of 7.52% for the average growth fund, according to Lipper.

Over the past six months, the Fund shifted its emphasis to focus on more me-dium sized and fewer smaller companies. For this reason, we are now measuring the Fund against the S&P 400 Index rather than the Russell 2000 universe. The move to a medium cap posture enables the Fund to take advantage of a more sea-soned universe of securities where its investment model historically has dem-onstrated a higher degree of value added. Over the last ten years, the returns for medium sized companies have matched or exceeded those smaller companies, as represented by their respective indices.

The midcap market produced solid returns for the period, despite the overall decline in the market during June and July. The decline was caused by fear of rising inflation and interest rates pushed by an unexpectedly strong economy. By August and September, however, the fears subsided and the market recovered fully.

The value added performance difference between the Fund's 11.0% return and 5.9% for the S&P 400 Index can be predominantly attributed to favorable stock selection within the energy, financial services, technology, and biotechnology industries. Additionally, a moderate benefit was realized by the Fund main-taining an above average beta (market exposure). Throughout the time period, the Fund held minimal cash positions (typically less than 5% of the Fund) and was fully invested in domestic mid-to-smallcap stocks. No attempts are made within the Fund's investment strategy to "time the market" by strategically raising cash in anticipation of a broad decline in the market.

    Dean Barr and Doug Case, CFA
    Advanced Investment Technology, Inc.
-------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year    3 Years   5 Years   10 Years   Inception
Ordinary Shares        19.25%      N/A       N/A       N/A       23.09%(3/1/95)
Institutional Shares   19.33%      N/A       N/A       N/A      20.27%(7/26/95)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is no guarantee of future results.
-------------------------------
PORTFOLIO COMPOSITION



[PIE CHART APPEARS HERE]       Number of Holdings            61

                               Dollars Invested    $2.1 million

                               Median Market Cap   $1.7 billion


-------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS
QUANTITATIVE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative Growth and Income Fund is designed to serve as a core domes-tic stock fund, focusing on investment opportunities among larger companies. The Fund employs an investment model that measures both growth and value char-acteristics of stocks within its universe of eligible investments.

During the six-month period from April 1996 to September 1996, the Fund pro-duced a return of 6.25% for investors in Ordinary Shares (excluding the ef-fects of a 1% redemption fee), compared to a 7.72% return for its benchmark, the S&P 500 Index, and a return of 6.35% for the average growth and income fund, according to Lipper.

The large cap market performed better than generally expected over the last six months. The Fund's investment model, which kept its sector allocations close to S&P 500, positioned the Fund to take advantage of this upward market movement. The Fund's stock selection model also worked well during the period, identifying a number of stocks in various industries that significantly outperformed the market during the past six months. While the model kept pace with the average growth and income fund, it continues to lag the performance of the S&P 500 Index.

To improve the Fund's investment model, we have begun to incorporate a "top down" sector selection screen, and allow the Fund to relax its currently tight sector controls in order to overweight and underweight certain industries based upon forecasts of their relative attractiveness. Coupled with the Fund's current "bottom up" stock selection process, we anticipate that this change will enhance performance by allowing the Fund to select the best stocks in the best industries.

    Steven Esielonis and Doug Holmes, CFA
    State Street Global Advisors
-------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        11.37%   12.10%    12.28%    13.43%     14.21%(5/9/85)
Institutional Shares   13.10%   13.04%    13.06%    N/A        12.69%(3/25/91)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is no guarantee of future results.
-------------------------------
PORTFOLIO COMPOSITION



[PIE CHART APPEARS HERE]       Number of Holdings             99

                               Dollars Invested    $42.6 million

                               Average Market Cap  $21.5 billion


--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________

QUANTITATIVE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative International Equity Fund searches for investment opportuni-ties in developed foreign markets. In addition, the Fund maintains limited ex-posure to emerging markets, by investing up to 10% of its assets in closed-end country funds. The Fund's investment model emphasizes fundamental value in se-lecting both the countries in which to invest and the securities within the in-dividual countries.

During the six-month period from April 1996 to September 1996, the Fund pro-duced a return of 0.75% for investors in Ordinary Shares (excluding the effects of a 1% redemption fee), slightly behind the 1.46% return for its benchmark, the Morgan Stanley EAFE Index (an index comprised of stocks of developed for-eign countries). The average international fund produced a return of 2.45%, ac-cording to Lipper.

Over the six month period, specific stock selection accounted for almost all of the underperformance of the Fund versus its benchmark. The bulk of the devel-oped markets had positive returns for the period, but many of the best returns came from smaller markets. While country selection as a whole added to the Fund's performance, the strong returns of countries such as Finland and Ireland were overshadowed by the performance of Japan, which was down nearly 5% for the period due to weakening of the yen against the dollar. Japan comprises roughly one-third of the Fund and a slightly larger portion of the EAFE Index.

During the period, the Fund moved away from allocating investments across coun-tries based on gross national products, to a system which weights countries and regions more evenly. This new strategy should provide greater diversification for the Fund, as well as allowing for greater representation of some of the smaller developed markets, which have shown impressive growth over the last year.

Lyle Davis, CFA and
David Umstead, CFA, Ph.D.
Independence International Associates, Inc
--------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        4.39%    5.28%     5.76%     N/A        3.77%(7/31/87)
Institutional Shares   5.84%    N/A       N/A       N/A        0.45%(8/25/94)

* See accompanying Notes, which should be read in conjunction with this materi-al. Past performance is no guarantee of future results.
--------------------------------
PORTFOLIO COMPOSITION



[PIE CHART APPEARS HERE]       Number of Holdings            121

                               Dollars Invested    $28.3 million



--------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS

QUANTITATIVE FOREIGN FRONTIER FUND
------------------------------------------------------------------------------
MANAGER'S DISCUSSION

The Quantitative Foreign Frontier Fund concentrates on investment opportuni-ties in the markets of emerging foreign countries. The Foreign Frontier Fund is diversified, in terms of both the countries and number of holdings repre-sented in its portfolio. Generally, the Fund will invest in three to four geo-graphic regions and hold roughly equal positions in a number of countries within each region (10% or less). The Fund currently holds positions in 16 of the 26 countries represented in its benchmark, the International Finance Cor-poration Investable Composite Index (IFCI).

During the six-month period from April 1996 to September 1996, the Fund pro-duced a return of 1.19% for investors in Ordinary Shares (excluding the ef-fects of a 1% redemption fee), compared to a 2.86% return for the IFCI, and a return of 3.30% for the average diversified emerging markets fund, according to Lipper.

Returns for the emerging markets were mixed during the period, with 18 of the 26 countries generating positive returns. However, 20 of the 26 countries saw their currency decline against the U.S. dollar during the period, reducing their returns. The Fund's portfolio included securities from a number of coun-tries, such as Brazil, Peru, and Taiwan, that produced double-digit returns over the last six months. However, the Fund was not invested in two of the countries, Venezuela and Zimbabwe, that produced the largest returns during the period.

The Fund continues to focus on the areas which it believes will generate the most growth in the long term, while diversifying into a number of countries to try to control the volatility inherent in the emerging markets. In order to best achieve the benefits of investing in emerging markets, shareholders should take a long term view in investing.

Lyle Davis, CFA and
David Umstead, CFA, Ph.D.
Independence International Associates, Inc.
-------------------------------
AVERAGE ANNUAL TOTAL RATE OF RETURN*

                       1 Year   3 Years   5 Years   10 Years   Inception
Ordinary Shares        7.77%    N/A       N/A       N/A        (6.87%)(10/1/94)
Institutional Shares   N/A      N/A       N/A       N/A        (0.88%)(4/2/96)

* See accompanying Notes, which should be read in conjunction with this mate-rial. Past performance is no guarantee of future results.
-------------------------------
PORTFOLIO COMPOSITION



[PIE CHART APPEARS HERE]           Number of Holdings           253

                                   Dollars Invested    $9.3 million


--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
--------------------------------------------------------------------------------

NOTES

These notes relate to the discussion of return information for the Funds pro-vided on the preceding pages.

The average annual total return figures assume reinvestment of all dividends and capital gains, and, when applicable, reflect the effects of a 2% expense cap applied to the Quantitative Numeric, Quantitative Growth and Income, and Quantitative International Equity Funds, as described in the prospectus and, for the Quantitative Numeric Fund, additional voluntary expense waivers and/or reimbursements made by Quantitative Advisors, Inc. The average annual total re-turns for the Quantitative Numeric II and Quantitative Disciplined Growth Funds reflect the effect of expense waivers and/or reimbursements where applicable that are subject to the periodic review of Quantitative Advisors, Inc. There is no guarantee that Quantitative Advisors, Inc. will continue to limit expenses of these Funds in the future. If the expenses for these funds had not been sub-sidized, the performance would have been lower. Returns for the Ordinary Shares of the Quantitative Numeric, Quantitative Growth and Income, Quantitative In-ternational Equity and Quantitative Foreign Frontier Funds reflect the effect of the 12b-1 fee and deferred sales charge. Returns for the Ordinary Shares of the Quantitative Numeric II and Quantitative Disciplined Growth Funds reflect the effect of the 12b-1 fee but not the deferred sales charge. Certain Ordinary Shares of the Quantitative Numeric II and Quantitative Disciplined Growth Funds purchased prior to August 1, 1996 are subject to the deferred sales charge. Re-turns for the Institutional Shares of the Quantitative Foreign Frontier Fund are not annualized and are for a limited period of time. The performance data quoted represents past performance and may not be indicative of future perfor-mance. The investment return and principal value of a current investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.





--------------------------------------------------------------------------------

____________________________________________________ QUANTITATIVE GROUP OF FUNDS
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE NUMERIC FUND
--------------------------------------------------------------------------------
COMMON STOCK--96.4% (a)

                                                        Shares     Value

AEROSPACE--0.7%
 Rohr Industries Inc. (b)                                32,800 $   643,700
                                                                -----------
APPAREL & TEXTILES--1.5%
 Finish Line Inc., Class A (b)                           26,700   1,268,250
                                                                -----------
AUTO PARTS--1.8%
 Gentex Corporation (b) (with rights exp. 8/26/01)       68,300   1,553,825
                                                                -----------
BANKS--2.7%
 Charter One Financial Inc. (with rights exp. 12/01/99)  22,575     903,000
 Dime Bancorp Inc. (b)                                  106,710   1,427,246
                                                                -----------
                                                                  2,330,246
                                                                -----------
BUSINESS SERVICES--5.4%
 APAC Teleservices Inc. (b)                              28,755   1,473,694
 Career Horizons Inc. (b)                                24,900     967,987
 National Techteam Inc. (b)                              60,410   1,638,621
 Sitel Corporation (b)                                   14,500     645,250
                                                                -----------
                                                                  4,725,552
                                                                -----------
CHEMICALS--3.2%
 Cytec Industries Inc. (b)                               20,100     781,387
 Foamex International Inc. (b)                           51,900     843,375
 Waters Corporation (b)                                  36,000   1,179,000
                                                                -----------
                                                                  2,803,762
                                                                -----------
COMPUTERS & BUSINESS EQUIPMENT--4.4%
 CDW Computer Centers Inc. (b)                           20,700   1,412,775
 HPR Inc. (b)                                            40,325     645,200
 U.S. Robotics Corporation (b)                           11,715     757,082
 Xircom Inc. (b)                                         60,800     988,000
                                                                -----------
                                                                  3,803,057
                                                                -----------
CONSTRUCTION MATERIALS--1.5%
 Medusa Corporation                                      43,625   1,341,469
                                                                -----------
DRUGS & HEALTH CARE--8.6%
 Curative Health Services Inc. (b)                       42,100     810,425
 Lincare Holdings Inc. (b)                               25,900   1,036,000
 Orthodontic Centers of America Inc. (b)                 96,450   1,965,169
 Quintiles Transnational Corporation (b)                 13,600     996,200
 Quorum Health Group Inc. (b)                            59,580   1,474,605
 Universal Health Services Inc., Class B (b)             46,000   1,253,500
                                                                -----------
                                                                  7,535,899
                                                                -----------
ELECTRIC UTILITIES--1.5%
 TNP Enterprises Inc. (b)                                52,000   1,287,000
                                                                -----------
ELECTRICAL EQUIPMENT--3.5%
 Atmel Corporation (b)                                   33,200   1,025,050
 Cable Design Technologies Corporation, Class A          33,995   1,359,800
 UCAR International Inc. (b)                             16,100     652,050
                                                                -----------
                                                                  3,036,900
                                                                -----------
ELECTRONICS--4.2%
 Checkpoint Systems Inc. (b)                             44,500   1,179,250
 Hologic Inc. (b)                                        35,800   1,002,400
 SCI Systems Inc. (b)                                    27,055   1,521,844
                                                                -----------
                                                                  3,703,494
                                                                -----------

                                         Shares     Value

FINANCIAL SERVICES--5.4%
 Cityscape Financial Corporation (b)      55,600 $ 1,473,400
 First Alliance Corporation, Class A (b)  27,215     612,337
 Money Store Inc.                         70,115   1,858,047
 Ocwen Financial Corporation (b)          36,045     734,417
                                                 -----------
                                                   4,678,201
                                                 -----------
HOTELS & RESTAURANTS--2.2%
 CKE Restaurants Inc.                     25,000     768,750
 Landry's Seafood Restaurants Inc. (b)    27,500     687,500
 ShowBiz Pizza Time Inc. (b)              27,825     504,328
                                                 -----------
                                                   1,960,578
                                                 -----------
HOUSEHOLD APPLIANCES FURNISHINGS--1.3%
 Furniture Brands International Inc. (b)  79,055   1,156,179
                                                 -----------
INDUSTRIAL MACHINERY--1.2%
 Wyman-Gordon Company (b)                 43,880 $ 1,003,755
                                                 -----------
INSURANCE--4.3%
 American Bankers Insurance Group Inc.    28,700   1,435,000
 Fremont General Corporation              30,900     911,550
 Vesta Insurance Group Inc.               35,640   1,367,685
                                                 -----------
                                                   3,714,235
                                                 -----------
MEDIA--1.6%
 Equifax Inc.                             54,600   1,440,075
                                                 -----------
MISCELLANEOUS--4.2%
 CCC Information Services Group Inc. (b)  19,735     414,435
 Object Design Inc. (b)                   54,950     886,069
 PFF Bancorp Inc. (b)                     66,560     823,680
 Siebel Systems Inc. (b)                  17,305     720,321
 Stone Energy Corporation (b)             45,945     849,982
                                                 -----------
                                                   3,694,487
                                                 -----------
PAPER--1.4%
 Fort Howard Corporation (b)              51,305   1,250,559
                                                 -----------
PETROLEUM SERVICES--4.0%
 Oceaneering International Inc. (b)       74,100   1,259,700
 Pride Petroleum Services Inc. (b)        92,940   1,312,777
 SEACOR Holdings Inc. (b)                 18,200     923,650
                                                 -----------
                                                   3,496,127
                                                 -----------
PUBLISHING--0.7%
 National Education Corporation (b)       30,100     575,663
                                                 -----------
RETAIL GROCERY--2.6%
 Oakley Inc. (b)                          24,500   1,041,250
 Safeway Inc. (b)                         28,000   1,193,500
                                                 -----------
                                                   2,234,750
                                                 -----------
RETAIL TRADE--10.7%
 Borders Group Inc. (b)                   14,200     528,950
 Carson Pirie Scott & Company (b)         19,300     513,863
 Claire's Stores Inc.                     77,925   1,665,647
 Eagle Hardware & Garden, Inc. (b)        70,280   1,897,560
 Land's End Inc. (b)                      57,945   1,245,818
 Ross Stores Inc.                         38,500   1,386,000
 TJX Companies Inc.                       28,800   1,033,200
 Tiffany & Company                        27,000   1,080,000
                                                 -----------
                                                   9,351,038
                                                 -----------

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  __________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE NUMERIC FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                            Shares     Value

SAVINGS & LOAN--2.7%
 Astoria Financial Corporation               48,165 $ 1,396,785
 Glendale Federal Savings Bank (b)           56,250     998,438
                                                    -----------
                                                      2,395,223
                                                    -----------
SOFTWARE--8.5%
 Citrix Systems Inc. (b)                     20,975   1,074,969
 Compuware Corporation (b)                   16,900     773,175
 Forte Software Inc. (b)                     22,600     887,050
 Systemsoft Corporation (b)                  31,600   1,082,300
 Technology Modeling Associates Inc. (b)     53,610     696,930
 Veritas Software Company (b)                11,900     841,925
 Videoserver Inc. (b)                        20,800     722,800
 Wind River Systems Inc. (b)                 30,940   1,369,095
                                                    -----------
                                                      7,448,244
                                                    -----------
TELECOMMUNICATION SERVICES--1.8%
 DSP Communications Inc. (b)                 27,885   1,558,074
                                                    -----------
TIRES & RUBBER--1.6%
 Safeskin Corporation (b)                    39,500   1,372,625
                                                    -----------
TOYS, AMUSEMENTS, SPORTING GOODS--1.0%
 Sports & Recreation Inc. (b)               103,810     869,409
                                                    -----------
TRUCKING & FREIGHT FORWARDING--2.2%
 Offshore Logistics Inc. (b)                 66,445     955,147
 Tidewater Inc. (with rights exp. 05/01/00)  25,600     956,800
                                                    -----------
                                                      1,911,947
                                                    -----------
 TOTAL COMMON STOCK (Cost $73,371,187)              $84,144,323
                                                    ===========

SHORT TERM INVESTMENTS--1.1% (a)

                                                       Par Value    Value
 State Street Repo 2%, 1 October, 1996 (Cost $969,000)
 (Dated 9/30/96, due 10/1/96), Collateralized by $
 740,000 U.S. Treasury Bond 9.875%, 11/15/2015, Market
 Value $ 991,369, Repurchase Proceeds $ 969,054.       $969,000  $   969,000
                                                                 -----------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $ 969,000)                                               $   969,000
                                                                 -----------
 TOTAL INVESTMENTS--97.5% (A) (Cost $ 74,340,187) (c)            $85,113,323
                                                                 ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $74,340,187 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.         $12,197,847
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value           (1,424,711)
                                                                -----------
   Net unrealized appreciation                                  $10,773,136
                                                                ===========

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE NUMERIC II FUND
-------------------------------------------------------------------------------
COMMON STOCK--97.9% (a)

                                           Shares   Value

AEROSPACE--3.6%
 McDonnell Douglas Corporation             3,800  $  199,500
 U.S. Robotics Corporation (b)             2,300     148,637
                                                  ----------
                                                     348,137
                                                  ----------
AIR TRAVEL--1.9%
 Continental Airlines Inc., Class B (b)    4,400      98,450
 Northwest Airlines Corporation (b)        2,300      81,362
                                                  ----------
                                                     179,812
                                                  ----------
AUTO PARTS--0.7%
 Borg Warner Automotive Inc.               1,900      67,450
                                                  ----------
AUTOMOBILES--1.4%
 Chrysler Corporation                      4,600     131,675
                                                  ----------
BANKS--4.4%
 First Union Corporation                   3,100     206,925
 Union Planters Corporation
  (with rights exp. 1/19/99)               6,300     223,650
                                                  ----------
                                                     430,575
                                                  ----------
CHEMICALS--5.9%
 Goodrich (B.F.) Company                   3,500     157,937
 Mallinckrodt Group Inc.                   3,400     141,525
 Olin Corporation                          1,625     136,500
 Witco Corporation                         4,170     137,089
                                                  ----------
                                                     573,051
                                                  ----------
COMPUTERS & BUSINESS EQUIPMENT--9.3%
 Cisco Sys Inc. (b)                        3,500     217,219
 Compaq Computer Corporation (b)           4,000     256,500
 Gateway 2000 Inc. (b)                     4,700     225,012
 Micron Electronics Inc. (b)               9,825     202,641
                                                  ----------
                                                     901,372
                                                  ----------
CONGLOMERATES--2.4%
 Textron Inc.                              1,200     102,000
 U.S. Industries Inc. (b)                  5,060     132,825
                                                  ----------
                                                     234,825
                                                  ----------
CONTAINERS & GLASS--1.5%
 Temple-Inland Inc.                        2,750     145,062
                                                  ----------
DOMESTIC OIL--0.8%
 USX-Marathon Group                        3,800      82,175
                                                  ----------
DRUGS & HEALTH CARE--3.0%
 Bristol-Myers Squibb Company              1,100     106,012
 Schering-Plough Corporation               3,000     184,500
                                                  ----------
                                                     290,512
                                                  ----------
ELECTRIC UTILITIES--7.8%
 CINergy Corporation                       2,140      66,073
 Entergy Corporation                       4,100     110,700
 Long Island Lighting Company              7,400     126,725
 Montana Power Company                     5,100     109,013
 New York State Electric & Gas Corporation 5,300     116,600
 Washington Water Power Company
  (with rights exp. 2/16/00)               2,200      41,525
 Western Resources Inc.                    6,500     189,312
                                                  ----------
                                                     759,948
                                                  ----------

                                        Shares   Value

FINANCIAL SERVICES--3.4%
 Countrywide Credit Industries Inc.      6,800 $  174,250
 Donaldson Lufkin & Jenrette Inc.        4,400    154,550
                                               ----------
                                                  328,800
                                               ----------
FOOD & BEVERAGES--1.8%
 Coca-Cola Enterprises Inc.              3,910    176,928
                                               ----------
GAS & PIPELINE UTILITIES--2.8%
 Columbia Gas System Inc.                2,000    112,000
 National Fuel Gas Company               4,300    158,025
                                               ----------
                                                  270,025
                                               ----------
GAS EXPLORATION--4.6%
 Apache Corporation                      4,500    133,875
 Oryx Energy Company (b)                 9,000    159,750
 Vastar Resources Inc.                   4,705    151,736
                                               ----------
                                                  445,361
                                               ----------
INSURANCE--2.8%
 American Financial Group Inc.           2,200     69,300
 Old Republic International Corporation  8,205    203,074
                                               ----------
                                                  272,374
                                               ----------
INVESTMENT COMPANIES--2.2%
 Bear Stearns Companies Inc.             5,524    128,433
 Paine Webber Group Inc.                 4,250     89,250
                                               ----------
                                                  217,683
                                               ----------
LEISURE TIME--1.1%
 Carnival Corporation, Class A           3,400    105,400
                                               ----------
MEDIA--1.3%
 Equifax Inc.                            4,700    123,962
                                               ----------
MISCELLANEOUS--2.9%
 Blyth Industries Inc. (b)               2,975    144,288
 Lear Corporation (b)                    4,310    142,230
                                               ----------
                                                  286,518
                                               ----------
NEWSPAPERS--2.0%
 Times Mirror Company, Class A           4,375    194,688
                                               ----------
PAPER--2.4%
 Fort Howard Corporation (b)             9,600    234,000
                                               ----------
PETROLEUM SERVICES--3.0%
 Global Marine Inc. (b)                 10,000    157,500
 Noble Drilling Corporation (b)          8,695    131,512
                                               ----------
                                                  289,012
                                               ----------
RAILROADS & EQUIPMENT--3.8%
 CSX Corporation                         3,800    191,900
 Illinois Central Corporation            3,350    105,944
 Trinity Industries Inc.                 2,200     73,425
                                               ----------
                                                  371,269
                                               ----------
RETAIL GROCERY--2.9%
 Safeway Inc. (b)                        2,300     98,038
 Vons Companies Inc. (b)                 4,390    188,221
                                               ----------
                                                  286,259
                                               ----------

-------------------------------------------------------------------------------

Q UANTITATIVE GROUP OF FUNDS  _________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE NUMERIC II FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                  Shares   Value

RETAIL TRADE--5.7%
 CompUSA Inc. (b)                 4,900  $  264,600
 Ross Stores Inc.                 3,900     140,400
 TJX Companies Inc.               4,150     148,881
                                         ----------
                                            553,881
                                         ----------
SAVINGS & LOAN--4.1%
 Greenpoint Financial Corporation 5,000     190,625
 Washington Mutual Inc.           5,700     212,325
                                         ----------
                                            402,950
                                         ----------
SOFTWARE--2.0%
 Compuware Corporation (b)        4,200     192,150
                                         ----------
TELECOMMUNICATION SERVICES--1.7%
 PairGain Technologies Inc. (b)   2,155     168,359
                                         ----------
TELEPHONE--2.1%
 LCI International Inc. (b)       6,455     203,333
                                         ----------
TIRES & RUBBER--1.0%
 Lancaster Colony Corporation
  (with rights exp. 4/20/00)      2,600      99,450
                                         ----------
TOBACCO--1.6%
 RJR Nabisco Holdings Corporation 5,900     153,400
                                         ----------
 TOTAL COMMON STOCK
  (Cost $8,692,075)                      $9,520,396
                                         ==========

SHORT TERM INVESTMENTS--5.0% (a)

                                                          Par Value    Value
 State Street Repo 2%, 1 October, 1996 (Cost $490,000)
 (Dated 9/30/96, due 10/1/96), Collateralized by $375,000
 U.S. Treasury Bond 9.875%, 11/15/2015, Market Value
 $502,383, Repurchase Proceeds $490,027.                  $490,000  $   490,000
                                                                    -----------
 TOTAL SHORT TERM INVESTMENTS (Cost $490,000)                       $   490,000
                                                                    -----------
 TOTAL INVESTMENTS--102.9% (A) (Cost $9,182,075) (c)                $10,010,396
                                                                    ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $9,182,075 was as fol-lows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.         $ 1,015,815
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value.            (187,494)
                                                                -----------
   Net unrealized appreciation                                  $   828,321
                                                                ===========

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE DISCIPLINED GROWTH FUND
-------------------------------------------------------------------------------
COMMON STOCK--99.6% (a)

                                            Shares   Value

APPAREL & TEXTILES--3.8%
 Nautica Enterprises Inc. (b)               1,900  $   61,275
 Gymboree Corporation (b)                     700      21,262
                                                   ----------
                                                       82,537
                                                   ----------
AUTO PARTS--1.3%
 Danaher Corporation                          700      28,963
                                                   ----------
BANKS--4.4%
 Magna Group, Inc.                            600      16,800
 Northern Trust Corporation                   800      52,600
 SouthTrust Corporation                       800      24,400
                                                   ----------
                                                       93,800
                                                   ----------
BROADCASTING--2.1%
 Clear Channel Communications (b)             500      44,250
                                                   ----------
BUILDING CONSTRUCTION--1.2%
 Hughes Supply Inc.                           700      25,900
                                                   ----------
BUSINESS SERVICES--9.1%
 Abacus Direct Corporation (b)              2,000      28,000
 Bowne & Company Inc.                         700      16,012
 Corrections Corporation America (b)        1,400      43,750
 Paychex, Inc.                                900      52,200
 Robert Half International Inc. (b)
  (with rights exp. 7/23/00)                1,500      55,313
                                                   ----------
                                                      195,275
                                                   ----------
CHEMICALS--1.7%
 Lubrizol Corporation                       1,300      37,375
                                                   ----------
COMPUTERS & BUSINESS EQUIPMENT--4.5%
 Adac Laboratories                          2,100      42,262
 Dell Computer Corporation (b)                300      23,325
 InaCom Corporation (b)                       900      30,825
                                                   ----------
                                                       96,412
                                                   ----------
CONSTRUCTION & MINING EQUIPMENT--0.8%
 JLG Industries Inc.                          900      16,875
                                                   ----------
DRUGS & HEALTH CARE--5.0%
 Advanced Technology Labs Inc. (b)            800      25,600
 Biogen Inc. (b) (with rights exp. 5/08/99)   700      53,200
 Invacare Corporation                       1,000      28,000
                                                   ----------
                                                      106,800
                                                   ----------
ELECTRIC UTILITIES--3.6%
 Black Hills Corporation                    1,300      33,637
 Pinnacle West Capital Corporation          1,500      44,438
                                                   ----------
                                                       78,075
                                                   ----------
ELECTRICAL EQUIPMENT--1.2%
 American Power Conversion Corporation (b)  1,800      26,325
                                                   ----------
ELECTRONICS--5.3%
 Andrew Corporation (b)                     1,000      49,875
 BMC Industries Inc.                          800      22,900
 Lam Research Corporation (b)               1,500      39,937
                                                   ----------
                                                      112,712
                                                   ----------

                                       Shares   Value

FINANCIAL SERVICES--2.5%
 ADVANTA Corporation, Class A            500  $   23,000
 Mercury Finance Company               2,500      30,000
                                              ----------
                                                  53,000
                                              ----------
FOOD & BEVERAGES--0.8%
 Dole Food Inc.                          400      16,800
                                              ----------
GAS EXPLORATION--3.3%
 NorAm Energy Corporation              3,000      44,625
 Oryx Energy Company (b)               1,500      26,625
                                              ----------
                                                  71,250
                                              ----------
HOMEBUILDERS--1.1%
 Champion Enterprises Inc. (b)         1,000      22,625
                                              ----------
HOTELS & RESTAURANTS--3.3%
 Prime Hospitality Corporation (b)     2,500      41,250
 Wendy's International Inc.            1,400      30,100
                                              ----------
                                                  71,350
                                              ----------
HOUSEHOLD APPLIANCES FURNISHING--2.3%
 Harman International Inc.             1,000      48,750
                                              ----------
INSURANCE--2.3%
 American Travellers Corporation (b)   1,500      49,687
                                              ----------
INVESTMENT COMPANIES--2.5%
 Bear Stearns Companies Inc.           1,600      37,200
 Charles Schwab Corporation              700      16,187
                                              ----------
                                                  53,387
                                              ----------
LEISURE TIME--2.3%
 International Game Technology         2,400      49,200
                                              ----------
MOBILE HOMES--2.7%
 Fleetwood Enterprises Inc.            1,900      58,425
                                              ----------
PAPER--1.5%
 Wausau Paper Mills Company            1,700      32,725
                                              ----------
PETROLEUM SERVICES--4.3%
 Reading & Bates Corporation (b)       2,500      67,812
 Rowan Companies Inc. (b)
  (with rights exp. 2/25/02)           1,300      24,213
                                              ----------
                                                  92,025
                                              ----------
PUBLISHING--0.7%
 Meredith Corporation                    300      14,813
                                              ----------
RAILROADS & EQUIPMENT--1.6%
 Trinity Industries Inc.               1,000      33,375
                                              ----------
RETAIL GROCERY--1.4%
 Vons Companies Inc. (b)                 700      30,013
                                              ----------
RETAIL TRADE--5.7%
 CompUSA Inc. (b)                        300      16,200
 Family Dollar Stores Inc.             1,600      27,800
 Meyer (Fred) Inc. (b)                 1,100      36,438
 Woolworth Corporation (b)             2,000      41,250
                                              ----------
                                                 121,688
                                              ----------
SAVINGS & LOAN--2.9%
 Ahmanson (H.F.) and Company           2,200      61,600
                                              ----------
SOFTWARE--1.2%
 HBO & Company                           400      26,700
                                              ----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE DISCIPLINED GROWTH FUND--Continued
--------------------------------------------------------------------------------
COMMON STOCK--Continued

                                           Shares   Value

STEEL--3.7%
 Birmingham Steel Corporation              2,000  $   31,750
 Precision Castparts Corporation
  (with rights exp. 12/16/98)              1,000      48,500
                                                  ----------
                                                      80,250
                                                  ----------
TELEPHONE--5.4%
 Century Tel Enterprises Inc.
  (with rights exp. 11/27/96)              1,000      34,375
 Cincinnati Bell Inc.                      1,000      53,000
 WorldCom Inc. (b)                         1,300      27,788
                                                  ----------
                                                     115,163
                                                  ----------
TOBACCO--1.2%
 Universal Corporation                     1,000      25,500
                                                  ----------
TOYS, AMUSEMENTS, SPORTING GOODS--1.1%
 Galoob (Lewis) Toys Inc. (b)                800      23,400
                                                  ----------
TRUCKING & FREIGHT FORWARDING--1.8%
 Pittston Brinks Group                       500      15,688
 Tidewater Inc. (with rights exp. 5/01/00)   600      22,425
                                                  ----------
                                                      38,113
                                                  ----------
 TOTAL COMMON STOCK
  (Cost $1,851,293) (c)                           $2,135,138
                                                  ==========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,851,293 was as follows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost.               $299,780
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.                (15,935)
                                                                   --------
   Net unrealized appreciation                                     $283,845
                                                                   ========

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE GROWTH AND INCOME FUND
-------------------------------------------------------------------------------
COMMON STOCK--99.6% (a)

                                      Shares    Value

AEROSPACE--2.9%
 General Dynamics Corporation         10,200 $   702,525
 Northrop Grumman Corporation          6,600     529,650
                                             -----------
                                               1,232,175
                                             -----------
AIR TRAVEL--0.3%
 UAL Corporation (b)                   2,300     108,100
                                             -----------
APPAREL & TEXTILES--1.9%
 Russell Corporation                   9,900     319,275
 V.F. Corporation                      8,000     481,000
                                             -----------
                                                 800,275
                                             -----------
AUTOMOBILES--0.9%
 Chrysler Corporation                 14,200     406,475
                                             -----------
BANKS--6.5%
 AmSouth Bancorp                       4,300     191,350
 BankAmerica Corporation              11,200     919,800
 Charter One Financial Inc.
  (with rights exp. 12/01/99)          5,565     222,600
 Firstar Corporation
  (with rights exp. 1/19/99)           9,100     439,075
 Morgan (J.P.) & Company Inc.          1,500     133,312
 NationsBank Corporation              10,200     886,125
                                             -----------
                                               2,792,262
                                             -----------
BROADCASTING--1.3%
 Belo (A.H.) Corporation, Class A     15,600     538,200
                                             -----------
CHEMICALS--2.8%
 Dow Chemical Company                  5,500     441,375
 International Specialty Products (b)  8,400      84,000
 Lubrizol Corporation                  3,600     103,500
 PPG Industries Inc.                  10,100     549,187
                                             -----------
                                               1,178,062
                                             -----------
COMPUTERS & BUSINESS EQUIPMENT--3.0%
 Compaq Computer Corporation (b)      10,000     641,250
 Dell Computer Corporation (b)         7,600     590,900
 Western Digital Corporation (b)
  (with rights exp. 11/30/98)          1,300      52,162
                                             -----------
                                               1,284,312
                                             -----------
CONSTRUCTION & MINING
 EQUIPMENT--3.3%
 Case Corporation                     16,800     819,000
 Caterpillar Inc.                      8,000     603,000
                                             -----------
                                               1,422,000
                                             -----------
CONSTRUCTION MATERIALS--1.6%
 USG Corporation (b)                  23,800     705,075
                                             -----------
COSMETICS & TOILETRIES--1.4%
 Avon Products Inc.                    6,900     342,412
 Paragon Trade Brands Inc. (b)        10,600     247,775
                                             -----------
                                                 590,187
                                             -----------
DOMESTIC OIL--1.0%
 Phillips Petroleum Company           10,100     431,775
                                             -----------

                                      Shares    Value

DRUGS & HEALTH CARE--10.9%
 American Home Products Corporation    6,600 $   420,750
 Bristol Myers Squibb Company         14,800   1,426,350
 Merck & Company Inc.                 22,200   1,562,325
 OrNda Healthcorp (b)                 10,100     276,487
 Schering Plough Corporation          16,300   1,002,450
                                             -----------
                                               4,688,362
                                             -----------
ELECTRIC UTILITIES--3.2%
 Boston Edison Company                15,200     336,300
 Consolidated Edison Company NY Inc.  12,400     344,100
 Long Island Lighting Company         30,300     518,887
 Rochester Gas & Electric Corporation  9,900     180,675
                                             -----------
                                               1,379,962
                                             -----------
ELECTRICAL EQUIPMENT--2.7%
 Johnson Controls Inc.                 5,300     397,500
 MEMC Electronic Materials Inc. (b)   13,400     309,875
 UCAR International Inc. (b)          11,500     465,750
                                             -----------
                                               1,173,125
                                             -----------
ELECTRONICS--4.4%
 Gateway 2000 Inc. (b)                10,600     507,475
 Honeywell, Inc.                       6,700     422,937
 Intel Corporation                     3,100     295,856
 Tektronix Inc.                       16,500     674,437
                                             -----------
                                               1,900,705
                                             -----------
FINANCIAL SERVICES--3.4%
 Donaldson, Lufkin & Jenrette Inc.       600      21,075
 Merrill Lynch & Company Inc.          6,500     426,562
 Salomon Inc.                          9,000     410,625
 Student Loan Marketing Association    7,800     582,075
                                             -----------
                                               1,440,337
                                             -----------
FOOD & BEVERAGES--5.3%
 Campbell Soup Company                 4,100     319,800
 Coca-Cola Company                    12,800     651,200
 ConAgra Inc.                          3,800     187,150
 Hershey Foods Corporation             7,000     351,750
 Interstate Bakeries Corporation       6,000     219,000
 PepsiCo Inc.                         19,800     559,350
                                             -----------
                                               2,288,250
                                             -----------
GAS & PIPELINE UTILITIES--2.6%
 Cooper Cameron Corporation (b)        6,000     344,250
 National Fuel Gas Company             8,900     327,075
 Williams Companies Inc.               9,100     464,100
                                             -----------
                                               1,135,425
                                             -----------
HOUSEHOLD PRODUCTS--1.2%
 Clorox Company                        2,200     210,925
 Tupperware Corporation                6,500     318,500
                                             -----------
                                                 529,425
                                             -----------
INSURANCE--2.7%
 AMBAC Inc.                            3,100     172,825
 Loews Corporation                     1,200      92,850
 Marsh & McLennan Companies Inc.       6,100     592,463
 PMI Group Inc.                        5,300     281,563
                                             -----------
                                               1,139,701
                                             -----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE GROWTH AND INCOME FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                         Shares    Value

INTERNATIONAL OIL--6.5%
 Chevron Corporation                      8,600 $   538,575
 Exxon Corporation                       18,400   1,531,800
 Mobil Corporation                        6,100     706,075
                                                -----------
                                                  2,776,450
                                                -----------
INVESTMENT COMPANIES--0.5%
 Bear Stearns Companies Inc.              8,345     194,021
                                                -----------
LEISURE TIME--1.7%
 Callaway Golf Company                    6,400     218,400
 King World Productions Inc. (b)          6,300     232,313
 MGM Grand Inc. (b)                       6,300     266,175
                                                -----------
                                                    716,888
                                                -----------
MISCELLANEOUS--0.3%
 Wellpoint Health Networks Inc., Class A  3,468     112,710
                                                -----------
MOBILE HOMES--0.6%
 Fleetwood Enterprises Inc.               8,400     258,300
                                                -----------
NEWSPAPERS--1.0%
 Washington Post Company, Class B         1,200     420,000
                                                -----------
PAPER--2.5%
 Fort Howard Corporation (b)             15,100     368,063
 Mead Corporation                        11,900     697,638
                                                -----------
                                                  1,065,701
                                                -----------
PETROLEUM SERVICES--1.8%
 Halliburton Company                      4,000     206,500
 Rowan Companies Inc. (b)
  (with rights exp. 2/25/02)             15,100     281,238
 Smith International Inc. (b)             7,500     263,438
                                                -----------
                                                    751,176
                                                -----------
RAILROADS & EQUIPMENT--0.8%
 CSX Corporation                          4,400     222,200
 Union Pac Corporation                    1,600     117,200
                                                -----------
                                                    339,400
                                                -----------
RETAIL GROCERY--1.1%
 Safeway Inc. (b)                        10,600     451,825
                                                -----------
RETAIL TRADE--5.2%
 Borders Group Inc. (b)                   2,100      78,225
 Consolidated Stores Corporation (b)      2,600     104,000
 Dayton Hudson Corporation               29,400     970,200
 Sears, Roebuck & Company                13,400     599,650
 TJX Companies Inc.                       1,500      53,813
 Woolworth Corporation (b)               20,100     414,563
                                                -----------
                                                  2,220,451
                                                -----------
SOFTWARE--4.3%
 Computer Assoc Intl Inc.                 7,050     421,237
 Compuware Corporation (b)               24,200   1,107,150
 Softkey International Inc. (b)          17,100     331,313
                                                -----------
                                                  1,859,700
                                                -----------
STEEL--1.0%
 AK Steel Holding Corporation            10,700     438,700
                                                -----------

                                           Shares    Value

TELEPHONE--6.3%
 AT&T Corporation                           6,000 $   313,500
 Ameritech Corporation                      7,200     378,900
 Bell Atlantic Corporation                  8,500     508,938
 BellSouth Corporation                      2,700      99,900
 GTE Corporation                           17,100     658,350
 SBC Communications Inc.                    6,700     322,438
 Sprint Corporation                         2,100      81,637
 Telephone & Data Systems Inc.              8,800     354,200
                                                  -----------
                                                    2,717,863
                                                  -----------
TOBACCO--2.5%
 Philip Morris Companies Inc.              11,900   1,068,025
                                                  -----------
TRUCKING & FREIGHT FORWARDING--0.2%
 Tidewater Inc. (with rights exp. 5/01/00)  2,200      82,225
                                                  -----------
 TOTAL COMMON STOCK (Cost $36,894,922) (c)        $42,637,625
                                                  ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $36,894,922 was as follows:
 Aggregate gross unrealized appreciation for all
  investments in which there is an excess of
  value over tax cost                             $ 6,454,453
 Aggregate gross unrealized depreciation for all
  investments in which there is an excess of tax
  cost over value                                    (711,750)
                                                  -----------
 Net unrealized appreciation                      $ 5,742,703
                                                  ===========

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
COMMON STOCK--99.4% (a)

                             Shares     Value

AUSTRALIA--3.6%
 Caltex Australia             60,800 $   244,412
 Email Limited               118,000     289,467
 General Property Trust      266,200     495,031
                                     -----------
                                       1,028,910
                                     -----------
AUSTRIA--2.4%
 Austrian Airlines (b)         1,550     209,313
 Creditanstalt Bank            3,800     233,735
 Omv AG                        2,292     230,672
                                     -----------
                                         673,720
                                     -----------
BELGIUM--4.0%
 Arbed SA                      1,373     160,526
 Banque National De Belgique     230     314,336
 Kredietbank                     602     197,534
 Societe General De Belgique   3,737     292,269
 Solvay                          311       7,254
                                     -----------
                                       1,151,919
                                     -----------
DENMARK--3.0%
 Danisco AS                    3,200     184,137
 Fls Industries                1,750     227,098
 Novo Nordisk AS               1,500     233,843
 Tele Danmark AS               4,350     206,489
                                     -----------
                                         851,567
                                     -----------
FINLAND--2.5%
 Merita Limited (b)          107,200     233,998
 Upm Kymmene Oy               22,500     468,965
                                     -----------
                                         702,963
                                     -----------
FRANCE--6.5%
 Assurance General De France   7,100     198,915
 Banque National Paris         7,900     299,390
 Compagnie De Suez             6,573     262,217
 Compagnie Fin Paribas         2,700     173,677
 Elf Aquitaine                 3,750     293,458
 Eurafrance                      482     191,631
 Total                         2,800     220,526
 Valeo                         4,100     226,317
                                     -----------
                                       1,866,131
                                     -----------
GERMANY--6.6%
 BASF AG                      15,280     480,850
 Bayerische Hypoth/Wech Bank  16,300     465,394
 Bayerische Vereinsbank       11,720     407,238
 Dresdner Bank AG              8,530     224,980
 Veba AG                       2,750     144,053
 Volkswagen AG                   464     173,091
                                     -----------
                                       1,895,606
                                     -----------
HONG KONG--3.3%
 Swire Pacific                52,000     465,667
 Wharf Holdings               62,000     256,563
 Wheelock & Company LTD       98,000     216,707
                                     -----------
                                         938,937
                                     -----------

                                Shares     Value

IRELAND--3.2%
 Allied Irish Banks              51,300 $   301,523
 Smurfit (Jefferson)            146,400     398,591
 Woodchester Investments         67,500     210,802
                                        -----------
                                            910,916
                                        -----------
ITALY--0.9%
 INA                            184,800     267,721
                                        -----------
JAPAN--30.6%
 Aida Engineering                29,000     220,804
 Amada Company                   27,000     249,697
 Asahi Denka Kogyo               15,000     129,966
 Csk Corporation                  5,000     155,780
 Dai Nippon Printing              7,000     130,730
 Fuji Photo Film Company         15,000     456,566
 Fujitsu                         24,000     228,417
 Fukuoka City Bank               23,000     179,663
 Gakken Company (b)              29,000     210,909
 Haseko Corporation (b)          47,000     165,423
 Hitachi                         49,000     475,151
 Hokkaido Takushoku              45,000     115,556
 Hokuriku Bank                   41,000     230,079
 Intec Inc.                       8,000     117,800
 Kansai Electric Power            7,000     150,842
 Kirin Brewery Company           13,000     144,736
 Komatsu                         32,000     277,549
 Maeda Corporation               18,000     155,960
 Marudai Food Company            39,000     252,121
 Matsushita Electric Industries  25,000     419,753
 Mazda Motor Corporation (b)     44,000     214,519
 Mitsubishi Corporation          17,000     216,745
 NEC Corporation                 17,000     199,955
 Nippon Oil Company              43,000     262,923
 Nissan Motor Company            52,000     419,735
 Nomura Securities               13,000     239,282
 Renown Inc. (b)                 36,000     119,596
 Sakura Bank                     25,000     249,158
 Sekisui House                   31,000     339,573
 Shiseido Company                33,000     397,037
 Sumitomo Metal Industries       80,000     226,981
 Sumitomo Realty & Development   22,000     169,481
 TEC Corporation (b)             22,000     106,272
 Tokyo Electric Power             8,000     193,939
 Tokyo Sowa Bank                 22,000     124,247
 Toyota Motor Corporation        18,000     460,606
 Yamaichi Secs Company           23,000     141,459
 Yokogawa Electric               17,000     170,954
                                        -----------
                                          8,719,964
                                        -----------
MALAYSIA--2.9%
 Golden Hope Plants             148,000     247,995
 Kuala Lumpur Kepg               68,000     176,342
 Malaysia Int Ship               93,000     285,697
 Tenaga Nasional                 31,000     108,837
                                        -----------
                                            818,871
                                        -----------
NORWAY--3.7%
 Christiania Bank               169,000     434,100
 Elkem AS                        15,440     208,985
 Orkla Asa                        7,480     408,429
                                        -----------
                                          1,051,514
                                        -----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE INTERNATIONAL EQUITY FUND--Continued
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                            Shares     Value

SINGAPORE--2.2%
 City Developments           27,000 $   230,097
 Cycle & Carriage            18,000     195,583
 Dbs Land                    57,000     188,637
                                    -----------
                                        614,317
                                    -----------
SPAIN--2.2%
 Fuerzas Elec Catal          19,874     148,894
 Iberdrola SA                48,477     470,027
                                    -----------
                                        618,921
                                    -----------
SWEDEN--2.5%
 Astra Ab                     3,600     148,098
 Stora Kopparbergs, Class A  16,250     210,975
 Svenska Cellulosa            9,800     201,208
 Volvo (Ab) (b)               6,550     140,908
                                    -----------
                                        701,189
                                    -----------
SWITZERLAND--4.4%
 CS Holding                   2,050     202,776
 Holderbk Fn Glarus             290     210,514
 Nestle SA                      170     189,582
 Schw Bankgesellsch             320     308,105
 Schw Ruckversicher             190     200,367
 Swissair (b)                   180     148,037
                                    -----------
                                      1,259,381
                                    -----------
UNITED KINGDOM--7.4%
 British Petroleum           36,000     373,171
 British Steel               54,143     167,610
 British Telecom             44,300     246,919
 Hsbc Holdings               12,300     230,673
 Land Securities             27,400     298,590
 Severn Trent                24,432     225,373
 United Utilities            37,848     337,590
 3I Group                    28,700     218,077
                                    -----------
                                      2,098,003
                                    -----------

                                           Shares     Value

INVESTMENT COMPANIES--7.5%
 Argentina Fund Inc.                        10,800 $   132,300
 Brazil Fund Inc.                           10,587     231,591
 Chile Fund Inc.                             6,360     146,280
 First Philippine Fund Inc.                  9,730     158,112
 India Growth Fund Inc.                      9,960     114,540
 Indonesia Fund Inc.                        12,060     120,600
 Korea Fund Inc.                             6,910     126,108
 Malaysia Fund Inc.                          8,900     172,438
 Mexico Fund Inc.                            9,686     153,765
 Morgan Stanley Africa Investment Fund      11,100     142,912
 Pakistan Investment Fund Inc.              23,560     123,690
 Portugal Fund Inc.                         11,070     142,526
 R O C Taiwan Fund                          13,623     146,447
 Thai Cap Fund Inc.                          8,940     115,103
 Turkish Investment Fund Inc.               23,567     120,781
                                                   -----------
                                                     2,147,193
                                                   -----------
 TOTAL COMMON STOCK (Cost $26,261,235) (c)         $28,317,743
                                                   ===========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $26,261,235 was as follows:

   Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost.         $ 3,163,248
   Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value.          (1,106,740)
                                                                -----------
   Net unrealized appreciation                                  $ 2,056,508
                                                                ===========

SECTOR ALLOCATIONS (UNAUDITED)

---------------------------------
Basis Industries             8.7%
Capital Goods                6.6%
Consumer Basics              7.0%
Consumer Durable Goods       8.2%
Consumer Non-Durable Goods   2.8%
Consumer Services            1.2%
Energy                       6.5%
Finance                     25.5%
General Business             2.2%
Miscellaneous               14.3%
Real Estate                  4.3%
Shelter                      3.8%
Technology                   1.8%
Transportation               0.0%
Utilities                    7.1%

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE FOREIGN FRONTIER FUND
-------------------------------------------------------------------------------
COMMON STOCK--91.2% (a)

                                                  Shares     Value

ARGENTINA--10.2%
 Acindar Industria, Class B (b)                     93,000 $   79,058
 Astra Cia Argentina de Petrole                     25,970     41,816
 Banco De Galicia Buenes Aires                       9,145     50,303
 Banco Frances Rio de la Plata                       5,750     49,857
 Ciadea SA                                           8,800     41,804
 Embotelladora SA, Class B                              35     11,306
 Irsa Inversiones Y                                  5,000     14,851
 Molinos Rio Plata, Class B                          5,833     19,134
 Perez Companc SA, Class B                          28,617    181,164
 Siderca SA                                         35,000     52,155
 Telecom Argentina, Class B                         20,000     80,808
 Telefonica De Argentina, Class B                   46,000    115,012
 Transport Gas Sur, Class B                         14,000     34,303
 YPF Sociedad Anonima, Class D                       9,000    205,671
                                                           ----------
                                                              977,242
                                                           ----------
BRAZIL--5.0%
 Banco Do Brasil SA, Class A                       154,000        241
 Banco Do Brasil SA, Class B                       231,000        362
 Banco Do Brasil SA, Class C                       385,000        566
 Copel Parana Energ                                850,000      8,492
 Eletrobras (Centr)                                450,000    118,560
 Forca Luz (Cia Paul) (b)                          151,000     13,725
 Light Serv Elet SA                                106,000     32,859
 Sider Nacional Cia                              1,445,000     30,853
 Souza Cruz (Cia)                                    6,300     41,959
 Telebras                                        1,169,000     76,025
 Telesp Tel Sao Paulo                              263,000     44,563
 Vale Rio Doce (Cia)                                 2,500     62,439
 White Martins SA                               33,234,000     47,198
                                                           ----------
                                                              477,842
                                                           ----------
CHINA--0.6%
 Shanghai Chlor Alk Chem, Class B                   43,500      9,570
 Shanghai Dajiang Group, Class B                    18,800      8,648
 Shanghai Diesel Engine, Class B (b)                21,600      8,683
 Shanghai Lujiazhui Ftz Dev, Class B                13,800     12,420
 Shanghai Outer Gao S/WAI Gaoqiao Ftdz, Class B     26,400      9,029
 Shanghai Yaohua Pilkington, Class B (b)            17,300      8,650
                                                           ----------
                                                               57,000
                                                           ----------
CZECH REPUBLIC--2.3%
 Cez (b)                                             2,200     85,641
 Skoda Koncern Plze (b)                                400     15,616
 Spt Telecom As (b)                                  1,000    123,457
                                                           ----------
                                                              224,714
                                                           ----------
CZECHOSLOVAKIA--0.2%
 Ips Praha                                             100     11,993
 Sepap AS (b)                                          100      4,749
                                                           ----------
                                                               16,742
                                                           ----------
GREECE--3.9%
 A B Vassilopoulos                                     500      7,055
 Aktor                                                 600      8,939
 Alpha Credit Bk                                       900     55,202
 Aluminum Company of Greece                            300     11,703
 Attica Enterprises                                  2,200     15,009
 Commercial Bank Greece                                780     22,302
 Delta Dairy                                           730      8,482

                                                  Shares     Value

GREECE--CONTINUED
 Econ Viomihanies                                    1,080 $    1,188
 Epilektos Textile                                   2,850     10,999
 Ergo Bank                                             660     38,071
 Hellenic Bottling                                   1,230     41,856
 Hellenic Sugar Industries                           1,300     13,784
 Heracles General Cement                             1,700     21,905
 Intracom                                              480     11,832
 Ionian Bank                                           800     13,163
 Michaniki SA                                        1,100     10,362
 Naoussa Spin Mills                                  2,000      8,383
 National Bank of Greece                               520     34,419
 Silver & Baryte Ores                                  500      9,234
 Strintzis Shipping                                  1,200      4,801
 Titan Cement Company                                  400     22,077
                                                           ----------
                                                              370,766
                                                           ----------
HONG KONG--1.6%
 Guangdon Electric, Class B                         14,000      9,776
 Jilin Chemical Industries, Class H (b)             72,000     10,335
 Maanshan Iron & Steel, Class H                    119,400     21,925
 Qingling Motors, Class H                           67,300     25,891
 Shanghai Haixin Sh, Class H (b)                   140,000     10,500
 Shanghai Petrochem, Class H                       115,800     30,698
 Shn China Bicycles, Class B                        36,000      8,752
 Tsingtao Brewery, Class H                          23,900      8,345
 Yizheng Chem Fibre, Class H                        96,000     23,339
                                                           ----------
                                                              149,561
                                                           ----------
INDONESIA--8.5%
 Astra International                                23,000     45,079
 Barito Pacific Timber                              39,500     24,246
 Duta Anggada Realty                                19,500     16,380
 Gadjah Tunggal (with rights exp. 11/18/96)         23,000      9,907
 Great River Industries                             37,000     18,329
 Gudang Garam (Perus)                               46,000    173,379
 HM Sampoerna                                       11,000    107,086
 Inco (International Nickel Indonesia)              33,500     64,936
 Indah Kiat Paper & Pulp                            37,821     28,918
 Indofoods Sukses Makmur                             6,000     12,793
 Indofoods Suksesi                                   5,000     10,661
 Indosat                                             9,500     32,021
 Jakarta International Hotels & Development (b)     39,000     27,719
 Pabrik Kertas Tjiwi Kimia                          20,581     20,169
 Panasia Indosyntex                                 42,000     10,855
 Telekomunikasi Industries, Class B                137,500    213,224
                                                           ----------
                                                              815,702
                                                           ----------
KOREA, REPUBLIC OF--1.9%
 Daewoo Heavy Industries                             2,750     20,642
 Dongsuh Securities                                  1,130     14,775
 Korea Electric Power                                1,270     41,975
 L.G. Chemicals                                      2,460     30,676
 L.G. Electronics Inc.                               1,430     24,930
 Pohang Iron & Steel                                   210     11,568
 Samsung Heavy                                       1,170     13,881
 Ssangyong Oil Refinery                              1,050     24,153
                                                           ----------
                                                              182,600
                                                           ----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE FOREIGN FRONTIER FUND--Continued
--------------------------------------------------------------------------------
COMMON STOCK--Continued

                                             Shares     Value

MALAYSIA--8.0%
 Best World Land                               20,000 $   16,198
 Cold Storage (Malaysia)                       13,000     20,850
 Genting Berhad                                 5,000     36,306
 Hicom Holdings Berhad                          9,000     24,596
 Idris Hydraulic (Malaysia) (b)                17,000     21,161
 IGB Corporation Berhad                        61,000     66,439
 Leader Universal Holdings                      9,333     20,107
 Malaysian Airline System                      14,000     36,306
 Malayan Bk Berhad                              5,000     49,671
 Malayan United Industries                     50,000     37,901
 MBF Capital Berhad                            47,000     66,754
 Mulpha International Berhad (b)               20,000     17,315
 Multi Purpose Holding (b)                     11,000     18,783
 Perlis Plantations                             4,750     14,592
 Petronas Gas Berhad                            7,000     28,486
 Rashid Hussain Berhad                          4,000     22,182
 Renong Berhad                                 22,000     33,704
 Resorts World Berhad                           6,000     33,992
 Sarawak Enterprise                            10,000     17,874
 Technology Resource Industries Berhad (b)      6,000     15,799
 Telekom Malaysia Berhad                        9,000     79,354
 Tenaga Nasional                               12,000     42,130
 United Engineers Berhad (b)                    3,000     23,220
 YTL Corporation (b)                            4,500     25,494
                                                      ----------
                                                         769,214
                                                      ----------
MEXICO--9.7%
 Alfa SA, Class A                               6,915     30,682
 Altos Hornos Mexico (b)                        2,000     12,768
 Carso Global Telec, Class A                   18,000     47,205
 Cemex SA, Class A                             15,400     58,234
 Cemex SA, Class B                             11,000     45,020
 Cifra SA De Cv (b)                            26,000     37,399
 El Puerto De Liver, Class C                      800        665
 El Puerto De Liver                            16,000     13,351
 Empresas La Modern                             6,300     30,165
 Fomento Economico Mexicano, Class B (b)       16,000     48,742
 Grupo Fin Banamex Ac, Class L                  3,310      6,752
 Grupo Fin Banamex Ac, Class B (b)             19,600     42,315
 Grupo Ind Bimbo, Class A                       4,000     21,457
 Grupo Mexico, Class B (b)                      7,800     24,278
 Grupo Carso                                   18,000     82,490
 Grupo Continental                              7,000     32,079
 Grupo Televisa SA (b)                          5,100     72,954
 Industrias Penoles                             5,000     21,159
 Invercorporacion SA De Cv (b)                 18,000      2,408
 Kimberly Clark Mexico, Class B                  1000     19,192
 Sears Roebuck Mexico, Class B (b)              9,000     23,722
 Telefonos De Mexico, Class L                 120,700    193,120
 Tubos De Acero (b)                             3,000     32,781
 Vitro SA                                      12,000     25,081
                                                      ----------
                                                         924,019
                                                      ----------
PERU--5.0%
 Backus & Johnston                              1,749     20,556
 Backus & Johnston, T Shares                   38,553     44,390
 Banco Wiese                                    9,200     14,661
 Cementos Lima                                  1,086     15,446
 Compania Nazional De Cerveza                   1,860     10,263

                                                Shares     Value

PERU--CONTINUED
 Credicorp                                         4,182 $   79,458
 Ferreyros SA                                      6,303      6,629
 Minas Buenaventura, Class A                       7,805     70,276
 Minas Buenaventura, T Shares                        600      5,414
 Minsur SA, T Shares                               1,100     10,251
 Pacifico Peru Suiz                                  326      5,448
 Southern Peru Copper                              1,261     18,285
 Telefonica Del Peru                              79,600    179,814
                                                         ----------
                                                            480,891
                                                         ----------
PHILIPPINES--8.8%
 AGP Industrial Corporation                        9,300      8,153
 Ayala Corporation, Class B (b)                   41,250     47,170
 Ayala Land Inc. (b)                             110,625    134,934
 C & P Homes Inc. (b)                             49,400     33,423
 Far East Bank & Trust                             3,237     11,152
 Filinvest Land (b)                               75,450     27,321
 JG Summit Holdings Inc., Class B (b)             92,500     29,264
 Manila Electric Company, Class B                  5,265     38,933
 Metro Bank & Trust Company                        3,672     87,479
 Metro Pacific Corporation                        52,000     15,064
 Petron Corporation                              155,094     56,161
 Philippine Commercial International Bank (b)      3,750     51,815
 Philippine Long Distance (b)                      1,100     68,344
 Philippine National Bank (b)                      2,600     42,863
 Pilipino Telephone (b)                           18,300     25,111
 Robinsons Land Corporation, Class B (b)         151,500     30,029
 San Miguel Corporation                           13,948     45,722
 Sm Prime Holdings (b)                           219,804     51,107
 Southeast Asia Cem (b)                           81,000      9,571
 Universal Robina Corporation (b)                 48,280     24,384
                                                         ----------
                                                            838,000
                                                         ----------
PORTUGAL--4.5%
 Banco Commercial Portugues                        6,600     79,785
 Banco Espirito Santo                              3,500     58,625
 Cimpor Cimentos de Portugues                      1,000     21,050
 EFACEC Emp Fabril (b)                             1,200     13,547
 INAPA Inv Part Ges                                  300      5,609
 Jeronimo Martins Sgps                               500     45,518
 Lusotur Sociedad Financei                           400      6,834
 Modelo Contin Sgps                                1,300     38,144
 Portugal Telecom SA                               1,528     39,307
 Seguros Tranquilidad CI                             600     11,644
 Sonae Investimentos                               2,400     69,630
 Soporcel                                          1,000     24,045
 Unicer Uniao Cervejeira                             600     11,025
                                                         ----------
                                                            424,763
                                                         ----------
SOUTH AFRICA--3.7%
 Anglo Amer Corporation SA                         1,600     98,049
 De Beers Centenary                                2,700     83,919
 Gencor                                            9,000     32,139
 Liberty Life Assoc.                               1,600     48,407
 Polifin Limited                                     600      1,016
 Sasol                                             3,900     45,994
 South Africa Brews                                1,800     48,011
                                                         ----------
                                                            357,535
                                                         ----------

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1996 (UNAUDITED)
QUANTITATIVE FOREIGN FRONTIER
-------------------------------------------------------------------------------
COMMON STOCK--Continued

                                          Shares     Value

THAILAND--7.5%
 Advanced Info Service                       2,200 $   28,563
 Asia Secs Trading Plc                      24,300     52,104
 Bangkok Bank                                5,000     65,309
 Bank Of Ayudhya Public Company Limited     10,750     49,061
 Icc International                           1,800     12,676
 Italian Thai Development                    6,600     47,129
 Krung Thai Bank Public Company Limited     30,470    130,667
 One Holding Company Limited                39,700     63,258
 Prime Fin & Secs                           31,700     52,381
 Shinawatra Company & Comunications          4,900     84,052
 Telecomasia (b)                            28,200     57,138
 Thai Farmers Bank                           5,300     55,883
 Thai Melon Polyester                       52,967     16,046
                                                   ----------
                                                      714,267
                                                   ----------
TURKEY--5.2%
 Akbank                                    522,750     53,497
 Aksa                                      166,183     33,471
 Arcelik                                   330,831     34,577
 Dogan Holding (b)                         645,000     19,311
 Ege Biracilik Ve Malt (b)                  82,800     24,339
 Eregli Demir Celik                        234,000     25,221
 Koc Holding                               325,000     46,882
 Netas                                      57,000     14,893
 Petkim                                     93,000     41,006
 Petrol Ofisi                               60,000     17,964
 T. Garanti Bankasi                        612,000     27,651
 T. Is Bankasi                             302,000     35,345
 Tupras (b)                                109,000     17,504
 Turk Hava Yollari (b)                     228,000     73,226
 Yapi Kredi Bankasi                      1,452,660     36,375
                                                   ----------
                                                      501,262
                                                   ----------
UNITED STATES--4.6%
 Chilectra SA (d)                              600     34,125
 Chilgener SA (d)                            1,100     25,575
 Compania De Telecomucicacione (d)             920     88,895
 Compania Cervecerias Unidas SA (d)          2,280     47,773
 Embotelladora Andina SA (d)                   600     20,850
 Empresa Nacional De Electric (d)            5,030     94,941
 Enersis SA (d)                              2,600     83,850
 Madeco SA (d)                               1,180     27,288
 Maderas Y Sinteticos Sociedad (d)           1,300     18,363
                                                   ----------
                                                      441,660
                                                   ----------
 TOTAL COMMON STOCK (Cost $8,602,133)              $8,723,780
                                                   ==========
PREFERRED STOCK--6.1% (a)
BRAZIL--5.4%
 Banco Do Brasil SA                        770,000      7,240
 Banco Bradesco SA                       5,176,266     44,107
 Banco Itau SA                              89,000     36,916
 Brahma (Cia Cervej)                        28,000     17,415
 Cemig Cia Energ Mg                        720,500     21,523
 Cesp Cia Energ Sp                         440,000     12,756
 Corpene Petro Nord                         32,000     12,772
 Electrobras (Centr)                        80,000     22,331
 Itausa Investment Itau SA                  54,000     42,311

                                                  Shares     Value

BRAZIL--CONTINUED
 Petrol Brasileiros                                438,000 $   51,475
 Sider Tubarao                                     305,000      4,332
 Telebras                                        1,838,000    144,556
 Telesp Tel Sao Paulo                              226,000     43,385
 Usiminas Uni Sd Mg                             26,325,000     26,041
 Vale Rio Doce (Cia)                                 1,648     32,686
                                                           ----------
                                                              519,846
                                                           ----------
KOREA, REPUBLIC OF--0.0%
 Samsung Heavy Industries                               55        629
                                                           ----------
MEXICO--0.7%
 Cemex SA                                           10,000     37,351
 Cifra SA De Cv (b)                                 19,800     29,320
                                                           ----------
                                                               66,671
                                                           ----------
 TOTAL PREFERRED STOCK (Cost $599,647)                     $  587,146
                                                           ==========
 TOTAL INVESTMENTS--97.3% (Cost $9,201,780) (c)            $9,310,926
                                                           ==========

(a) Percentages indicated are based upon total net assets.
(b) Non-income producing security.
(c) At September 30, 1996, the net unrealized appreciation of investments based on aggregate cost for federal tax purposes of $9,201,780 was as fol-lows:

   Aggregate gross unrealized appreciation for all investments in
    which there is an excess of value over tax cost.               $1,168,522
   Aggregate gross unrealized depreciation for all investments in
    which there is an excess of tax cost over value.               (1,059,376)
                                                                   ----------
   Net unrealized appreciation                                     $  109,146
                                                                   ==========

(d) ADS--American Depository Shares

SECTOR ALLOCATIONS (UNAUDITED)

---------------------------------
Basis Industries             8.7%
Capital Goods                6.6%
Consumer Basics              7.0%
Consumer Durable Goods       8.2%
Consumer Non-Durable Goods   2.8%
Consumer Services            1.2%
Energy                       6.5%
Finance                     25.5%
General Business             2.2%
Miscellaneous               14.3%
Real Estate                  4.3%
Shelter                      3.8%
Technology                   1.8%
Transportation               0.0%
Utilities                    7.1%

-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1996 (UNAUDITED)

                                                  Disciplined Growth and  International  Foreign
                            Numeric   Numeric II    Growth      Income       Equity      Frontier
ASSETS :
Investments at value
(Note 2)
See accompanying
schedules                 $85,113,323 $10,010,396 $2,135,138  $42,637,625  $28,317,743  $9,310,926
Foreign currency at
value (Cost $6,490 for
International Equity and
$18,047 for Foreign
Frontier) (Note 2)                --          --         --           --         6,461      17,120
Cash                           40,330         663     62,339      474,600      103,024     236,734
Dividends and interest
receivable                    111,430      17,792      1,248       80,045      102,322       8,221
Receivable from Manager
for reimbursement of
expenses (Note 3)                 --          --       1,798          --           670         --
Receivable for
investments sold            4,142,601     107,668        --           --           --       10,613
Receivable for shares of
beneficial interest sold       25,658       7,600      5,000          201        5,198       6,512
Deferred organization
costs                           7,398         --         --           --           --          --
Other assets                    2,774         697        697       32,151       13,997         252
                          ----------- ----------- ----------  -----------  -----------  ----------
 Total assets              89,443,514  10,144,816  2,206,220   43,224,622   28,549,415   9,590,378
                          ----------- ----------- ----------  -----------  -----------  ----------
LIABILITIES :
Payable for investments
purchased                   1,883,510     370,493     30,863          --           --          --
Payable for shares of
beneficial interest
repurchased                   110,916      24,001     23,252      315,765          --          --
Payable for compensation
of Manager (Note 3)            69,942       3,115      1,023       26,876       23,343       6,211
Payable for distribution
fees (Note 3)                  28,400         --         --        17,120       11,119       3,520
Payable to custodian           11,501       8,711      6,137        3,156        5,033       4,903
Payable to transfer
agent (Note 3)                 11,744         --         103        7,555        4,616       1,651
Other accrued expenses         29,466       8,378      1,857       23,790       20,985       7,548
                          ----------- ----------- ----------  -----------  -----------  ----------
 Total liabilities          2,145,479     414,698     63,235      394,262       65,096      23,833
                          ----------- ----------- ----------  -----------  -----------  ----------
NET ASSETS                $87,298,035 $ 9,730,118 $2,142,985  $42,830,360  $28,484,319  $9,566,545
                          ----------- ----------- ----------  -----------  -----------  ----------
NET ASSETS CONSIST OF :
Shares of beneficial
interest                  $64,064,658 $ 7,902,325 $1,715,365  $32,392,671  $27,592,047  $9,699,971
Undistributed
(overdistributed) net
investment income                 --       62,712        --       355,551       47,486        (181)
Accumulated net realized
gain (loss) on
investments and foreign
denominated assets,
liabilities and currency   12,460,241     936,760    143,775    4,339,435   (1,211,850)   (241,325)
Unrealized appreciation
(depreciation) of
investments and foreign
denominated assets,
liabilities and currency   10,773,136     828,321    283,845    5,742,703    2,056,636     108,080
                          ----------- ----------- ----------  -----------  -----------  ----------
                          $87,298,035 $ 9,730,118 $2,142,985  $42,830,360  $28,484,319  $9,566,545
                          ----------- ----------- ----------  -----------  -----------  ----------
Investment securities,
at cost                   $74,340,187 $ 9,182,075 $1,851,293  $36,894,922  $26,261,235  $9,201,780
                          ----------- ----------- ----------  -----------  -----------  ----------
NET ASSETS
 Ordinary Shares          $70,865,291 $ 7,128,571 $2,093,293  $40,873,570  $27,157,200  $8,676,204
                          ----------- ----------- ----------  -----------  -----------  ----------
 Institutional Shares     $16,432,744 $ 2,601,547 $   49,692  $ 1,956,790  $ 1,327,119  $  890,341
                          ----------- ----------- ----------  -----------  -----------  ----------
Shares of beneficial
interest outstanding
(Unlimited number of
shares authorized)
 Ordinary Shares            3,730,229     490,247    149,625    2,639,833    2,518,695   1,023,418
                          ----------- ----------- ----------  -----------  -----------  ----------
 Institutional Shares         841,222     178,856      3,550      125,949      122,477     104,690
                          ----------- ----------- ----------  -----------  -----------  ----------
Net asset value and
offering price per
share*
 Ordinary Shares          $     19.00 $     14.54 $    13.99  $     15.48  $     10.78  $     8.48
                          ----------- ----------- ----------  -----------  -----------  ----------
 Institutional Shares     $     19.53 $     14.55 $    14.00  $     15.54  $     10.84  $     8.50
                          ----------- ----------- ----------  -----------  -----------  ----------

* A deferred sales charge amounting to 1% of the net asset value of the Ordi-nary Shares redeemed from Numeric, Growth and Income, International Equity and Foreign Frontier is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                   Disciplined Growth and  International Foreign
                            Numeric    Numeric II    Growth      Income       Equity     Frontier
INVESTMENT INCOME :
 Dividends *              $   291,071  $  104,729   $  7,530   $  526,353    $445,592    $126,817
 Interest                      99,581       5,993        --           --          787         102
                          -----------  ----------   --------   ----------    --------    --------
Total investment income       390,652     110,722      7,530      526,353     446,379     126,919
                          -----------  ----------   --------   ----------    --------    --------
EXPENSES :
 Compensation of Manager
 (Note 3)                     511,439      51,503     10,323      163,706     144,425      36,977
 Distribution fees, Or-
 dinary Shares (Note 3)       179,242      13,902      4,180      104,410      69,138      20,969
 Custodian fees                66,677      34,200     26,390       25,325      48,750      43,195
 Transfer agent fees
 (Note 3) :
 Ordinary Shares               54,269       5,130      1,537       33,584      20,533       6,626
 Institutional Shares          22,386       2,753         47        1,613       1,098         600
 Audit and legal               41,933       3,995        801       17,288      11,493       3,423
 Registration fees             26,547       2,530        508       10,957       7,285       2,172
 Amortization of organi-
 zational expenses (Note
 2)                             4,446         --         --           --          --          --
 Insurance                     12,920       1,236        251        5,397       3,590       1,083
 Compensation of Trust-
 ees (Note 3)                   8,133         776        156        3,364       2,236         668
 Printing                       6,049         589        120        2,582       1,716         521
 Miscellaneous                 39,354       3,673        171        3,972       2,667         735
                          -----------  ----------   --------   ----------    --------    --------
 Total expenses before
 waivers and/or reim-
 bursements, and reduc-
 tions                        973,395     120,287     44,484      372,198     312,931     116,969
 Waivers and/or reim-
 bursements of expenses
 (Note 3)                     (40,005)    (42,683)   (26,753)         --         (670)     (3,000)
 Fees reduced by credits
 allowed by Custodian
 (Note 3)                     (56,300)    (10,025)    (1,930)     (11,476)     (9,325)     (5,850)
                          -----------  ----------   --------   ----------    --------    --------
Expenses, net                 877,090      67,579     15,801      360,722     302,936     108,119
                          -----------  ----------   --------   ----------    --------    --------
 Net investment income
 (loss)                      (486,438)     43,143     (8,271)     165,631     143,443      18,800
                          -----------  ----------   --------   ----------    --------    --------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVEST-
MENTS, FOREIGN CURRENCY
AND FOREIGN TRANSLATION:
 Net realized gain
 (loss) (Notes 2 and 5)
 on :
 Investments               12,444,560     741,803     45,338    1,391,552      58,168     (57,340)
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --         --           --       (5,343)     (7,735)
 Closed short sales               --       13,173        --           --          --          --
 Distributions of real-
 ized gains from other
 investment companies             --          --         --           --        7,514         --
 Change in unrealized
 appreciation (deprecia-
 tion) of :
 Investments                2,807,958     211,876    175,192    1,108,198      18,778     137,352
 Foreign denominated as-
 sets, liabilities and
 currency                         --          --         --           --       (1,692)       (692)
                          -----------  ----------   --------   ----------    --------    --------
 Net realized and
 unrealized gain (loss)    15,252,518     966,852    220,530    2,499,750      77,425      71,585
                          -----------  ----------   --------   ----------    --------    --------
 Net increase (decrease)
 in net assets resulting
 from operations          $14,766,080  $1,009,995   $212,259   $2,665,381    $220,868    $ 90,385
                          -----------  ----------   --------   ----------    --------    --------

* Dividends are net of foreign withholding taxes of $64,677 for International Equity, and $9,089 for Foreign Frontier.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                         __________Numeric___________ _________Numeric II_________ _____Disciplined Growth_____
                          Six months                   Six months                   Six months
                             ended                        ended                        ended
                         September 30,   Year ended   September 30,   Year ended   September 30,   Year ended
                             1996      March 31, 1996     1996      March 31, 1996     1996      March 31, 1996
INCREASE (DECREASE) IN
NET ASSETS :
Operations:
 Net investment income
 (loss)                   $  (486,438)  $ (1,055,191)  $   43,143    $    23,250    $   (8,271)    $   (9,864)
 Net realized gain
 (loss) on investments
 foreign denominated
 assets, liabilities and
 currency and closed
 short sales               12,444,560     29,167,751      754,976        286,828        45,338        116,867
 Distributions of
 realized gains from
 other investment
 companies                        --             --           --             --            --             --
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                   2,807,958      3,395,846      211,876        612,217       175,192         98,545
                          -----------   ------------   ----------    -----------    ----------     ----------
 Net increase (decrease)
 in net assets resulting
 from operations           14,766,080     31,508,406    1,009,995        922,295       212,259        205,548
Distributions to
shareholders from:
 Net investment income
 Ordinary Shares                  --             --           --          (2,039)          --            (984)
 Institutional Shares             --             --           --          (2,330)          --             (45)
 Net realized gains
 Ordinary Shares          (10,829,970)    (7,745,702)         --         (61,674)          --             --
 Institutional Shares      (6,211,655)    (5,025,933)         --         (43,370)          --             --
                          -----------   ------------   ----------    -----------    ----------     ----------
                          (17,041,625)    12,771,660          --        (109,413)          --          (1,029)
                          -----------   ------------   ----------    -----------    ----------     ----------
Fund share transactions
(Note 10)                 (24,847,226)    (5,279,660)  (1,925,693)     9,412,667       (17,014)     1,382,447
                          -----------   ------------   ----------    -----------    ----------     ----------
Increase (decrease) in
net assets                (27,122,771)    13,457,111     (915,698)    10,225,549       195,245      1,586,966
Net assets beginning of
year                      114,420,806    100,963,695   10,645,816        420,267     1,947,740        360,774
                          -----------   ------------   ----------    -----------    ----------     ----------
Net assets end of
year (*)                  $87,298,035   $114,420,806   $9,730,118    $10,645,816    $2,142,985     $1,947,740
                          ===========   ============   ==========    ===========    ==========     ==========
(*) Includes
undistributed
(overdistributed) net
investment income of              --             --    $   62,712    $    19,569    $      --      $      --


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                         _____Growth and Income______ _____International Equity_______     ______Foreign Frontier______
                          Six months                    Six months                          Six months
                             ended                        ended                                ended
                         September 30,   Year ended   September 30,       Year ended       September 30,   Year ended
                             1996      March 31, 1996      1996         March 31, 1996         1996      March 31, 1996
INCREASE (DECREASE) IN
NET ASSETS :
Operations:
 Net investment income
 (loss)                   $   165,631   $   355,775    $       143,443   $         3,479    $   18,800     $  (53,214)
 Net realized gain
 (loss) on investments
 foreign denominated
 assets, liabilities and
 currency and closed
 short sales                1,391,552     7,094,968             52,825         1,495,584       (65,075)      (183,044)
 Distributions of
 realized gains from
 other investment
 companies                        --            --               7,514            63,004           --           1,092
 Unrealized appreciation
 (depreciation) of
 investments and foreign
 denominated assets,
 liabilities and
 currency                   1,108,198     1,060,268             17,086           459,513       136,660      1,016,153
                          -----------   -----------    ---------------   ---------------    ----------     ----------
 Net increase (decrease)
 in net assets resulting
 from operations            2,665,381     8,511,011            220,868         2,021,580        90,385        780,987
Distributions to
shareholders from:
 Net investment income
 Ordinary Shares                  --       (351,523)               --            (70,223)          --             --
 Institutional Shares             --        (23,815)               --            (25,743)          --             --
 Net realized gains
 Ordinary Shares                  --     (5,314,821)               --                --            --             --
 Institutional Shares             --       (242,458)               --                --            --             --
                          -----------   -----------    ---------------   ---------------    ----------     ----------
                                  --     (5,932,617)               --            (95,966)          --             --
                          -----------   -----------    ---------------   ---------------    ----------     ----------
Fund share transactions
(Note 10)                  (3,076,402)    1,639,199           (379,516)       (3,991,270)    1,739,702      2,696,931
                          -----------   -----------    ---------------   ---------------    ----------     ----------
Increase (decrease) in
net assets                   (411,021)    4,217,593           (158,648)       (2,065,656)    1,830,087      3,477,918
Net assets beginning of
year                       43,241,381    39,023,788         28,642,967        30,708,623     7,736,458      4,258,540
                          -----------   -----------    ---------------   ---------------    ----------     ----------
Net assets end of
year (*)                  $42,830,360   $43,241,381    $    28,484,319   $    28,642,967    $9,566,545     $7,736,458
                          ===========   ===========    ===============   ===============    ==========     ==========
(*) Includes
undistributed
(overdistributed) net
investment income of      $   355,551   $   189,920    $        47,486   $      (103,471)   $     (181)    $  (18,981)


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                        Income from
                            ______Investment Operations__________ ____________Distributions_____________
                                         Net Realized                                                     Net
                  Net Asset                   and                 Dividends  Distributions               Asset
                  Value at     Net        Unrealized   Total from  from Net      from                    Value
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total     End of   Total
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions Period Return(c)
NUMERIC
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993               $10.00     (0.06)(a)      4.18         4.12        --           --            --      $14.12   73.73%(b)
Year Ended March
31, 1994           $14.12     (0.09)         2.57         2.48        --         (1.27)        (1.27)    $15.33   17.80%
Year Ended March
31, 1995(f)        $15.33     (0.20)         1.67         1.47        --         (0.99)        (0.99)    $15.81   10.24%
Year Ended March
31, 1996(f)        $15.81     (0.21)(a)      5.54         5.33        --         (2.23)        (2.23)    $18.91   34.25%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $18.91     (0.10)(a)      3.13         3.03        --         (2.94)        (2.94)    $19.00   32.30%(b)
INSTITUTIONAL SHARES(D)
Jan. 6, 1993**
to March 31,
1993               $12.88     (0.02)(a)      1.29         1.27        --           --            --      $14.15   43.07%(b)
Year Ended March
31, 1994           $14.15     (0.05)         2.63         2.58        --         (1.27)        (1.27)    $15.46   18.50%
Year Ended March
31, 1995(f)        $15.46     (0.13)         1.71         1.58        --         (0.99)        (0.99)    $16.05   10.88%
Year Ended March
31, 1996(f)        $16.05     (0.12)(a)      5.63         5.51        --         (2.23)        (2.23)    $19.33   34.89%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $19.33     (0.07)(a)      3.21         3.14        --         (2.94)        (2.94)    $19.53   32.78%(b)
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05(a)       0.07         0.12        --           --            --      $10.12    1.20%
Year Ended March
31, 1996(f)        $10.12      0.06(a)       3.27         3.33      (0.01)       (0.24)        (0.25)    $13.20   33.01%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $13.20      0.06(a)       1.28         1.34        --           --            --      $14.54   20.30%(b)
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996(f)            $10.27      0.10(a)       3.09         3.19      (0.02)       (0.24)        (0.26)    $13.20   31.12%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $13.20      0.06(a)       1.29         1.35        --           --            --      $14.55   20.45%(b)
DISCIPLINED GROWTH
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)            $10.00      0.05(a)       0.27         0.32        --           --            --      $10.32    3.20%
Year Ended March
31, 1996(f)        $10.32     (0.10)(a)      2.39         2.29      (0.01)         --          (0.01)    $12.60   22.18%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $12.60     (0.05)(a)      1.44         1.39        --           --            --      $13.99   22.06%(b)
INSTITUTIONAL SHARES
July 26, 1995**
to March 31,
1996(f)            $11.26     (0.14)(a)      1.49         1.35      (0.01)         --          (0.01)    $12.60   11.97%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $12.60     (0.06)(a)      1.46         1.40        --           --            --      $14.00   22.22%(b)
                          ___________Ratios and Supplemental Data___________
                                         Ratio
                                         of Net
                    Net    Ratio of    Investment
                  Assets  Operating     Income
                  End of   Expenses    (Loss)  to                  Average
                  Period  to Average    Average      Portfolio    Commission
                  (000's) Net Assets   Net Assets    Turnover        Rate
NUMERIC
ORDINARY SHARES
Sept. 8, 1992**
to March 31,
1993              $14,066    2.07%(b)    (1.41)%(b)   139.00%         --
Year Ended March
31, 1994          $40,852    1.83%       (1.30)%      389.00%         --
Year Ended March
31, 1995(f)       $53,920    1.84%       (1.31)%      320.00%         --
Year Ended March
31, 1996(f)       $71,618    1.97%*      (1.17)%      324.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $70,865    1.97%(b)*   (1.06)%(b)   304.00%(b)    $0.03
INSTITUTIONAL SHARES(D)
Jan. 6, 1993**
to March 31,
1993              $ 2,979    1.39%(b)    (0.79)%(b)    73.00%(b)      --
Year Ended March
31, 1994          $24,175    1.23%       (0.70)%      389.00%         --
Year Ended March
31, 1995(f)       $47,044    1.36%       (0.82)%      320.00%         --
Year Ended March
31, 1996(f)       $42,803    1.47%*      (0.67)%      324.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $16,433    1.49%(b)*   (0.71)%(b)   304.00%(b)    $0.03
NUMERIC II
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)           $   420      --%        1.50%(b)      0.00%(b)      --
Year Ended March
31, 1996(f)       $ 6,025    2.34%*       0.46%       181.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $ 7,129    1.49%(b)*    0.84%(b)    226.00%(b)    $0.05
INSTITUTIONAL SHARES
April 17, 1995**
to March 31,
1996(f)           $ 4,621    2.02%(b)*    0.87%(b)    181.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $ 2,602    1.54%(b)*    0.88%(b)    226.00%(b)    $0.05
DISCIPLINED GROWTH
ORDINARY SHARES
Oct. 3, 1994**
to March 31,
1995(f)           $   361      --%        1.03%(b)     17.82%(b)      --
Year Ended March
31, 1996(f)       $ 1,881    2.31%*      (0.88)%      307.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $ 2,093    1.72%(b)*   (0.80)%(b)   245.00%(b)    $0.05
INSTITUTIONAL SHARES
July 26, 1995**
to March 31,
1996(f)           $    67    2.29%(b)*   (1.16)%(b)   307.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $    50    1.74%(b)*   (0.89)%(b)   245.00%(b)    $0.05

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                        Income from
                            ______Investment Operations__________ ____________Distributions_____________
                                         Net Realized                                                     Net
                  Net Asset                   and                 Dividends  Distributions               Asset
                  Value at     Net        Unrealized   Total from  from Net      from                    Value
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total     End of      Total
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions Period    Return(c)
GROWTH AND INCOME
ORDINARY SHARES
Year Ended March
31, 1992           $16.05      0.19           1.25        1.44      (0.21)       (1.23)        (1.44)    $16.05       9.81%
Year Ended March
31, 1993           $16.05      0.17           1.98        2.15      (0.18)       (0.75)        (0.93)    $17.27      13.77%
Year Ended March
31, 1994           $17.27      0.18           0.21        0.39      (0.16)       (3.64)        (3.80)    $13.86       1.51%
Year Ended March
31, 1995(f)        $13.86      0.14           1.44        1.58      (0.16)       (1.56)        (1.72)    $13.72      12.71%
Year Ended March
31, 1996(f)        $13.72      0.12(a)        2.89        3.01      (0.13)       (2.03)        (2.16)    $14.57      22.17%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $14.57      0.06(a)        0.85        0.91        --           --            --      $15.48      12.49%(b)
GROWTH AND INCOME
INSTITUTIONAL SHARES(D)
Year Ended March
31, 1992           $16.05      0.28           1.23        1.51      (0.27)       (1.23)        (1.50)    $16.06      10.03%
Year Ended March
31, 1993           $16.06      0.25           1.99        2.24      (0.27)       (0.75)        (1.02)    $17.28      14.30%
Year Ended March
31, 1994           $17.28      0.28           0.19        0.47      (0.25)       (3.64)        (3.89)    $13.86       1.99%
Year Ended March
31, 1995(f)        $13.86      0.21           1.44        1.65      (0.23)       (1.56)        (1.79)    $13.72      13.29%
Year Ended March
31, 1996(f)        $13.72      0.20(a)        2.89        3.09      (0.20)       (2.03)        (2.23)    $14.58      22.75%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $14.58      0.09(a)        0.87        0.96        --           --            --      $15.54      13.17%(b)
INTERNATIONAL EQUITY
ORDINARY SHARES
Year Ended March
31, 1992           $ 8.38      0.04(a)       (0.35)      (0.31)     (0.10)         --          (0.10)    $ 7.97      (3.70)%
Year Ended March
31, 1993           $ 7.97      0.09(a)        0.04        0.13      (0.07)         --          (0.07)    $ 8.03       1.70%
Year Ended March
31, 1994           $ 8.03      0.00(a)        2.28        2.28      (0.13)         --          (0.13)    $10.18      28.69%
Year Ended March
31, 1995(f)        $10.18     (0.03)(a)       0.04        0.01      (0.13)         --          (0.13)    $10.06       0.07%
Year Ended March
31, 1996(f)        $10.06      0.00(a)        0.67        0.67      (0.03)         --          (0.03)    $10.70       6.63%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $10.70      0.05(a)        0.03        0.08        --           --            --      $10.78       1.50%(b)
INSTITUTIONAL SHARES(D)
April 25, 1990**
to March 31,
1991               $11.19      0.17(a)       (1.96)      (1.79)       --           --            --      $ 9.40     (17.18)%(b)
April 1, 1991 to
March 19, 1992     $ 9.40      0.09(a)       (1.40)      (1.31)     (0.15)         --          (0.15)    $ 7.94(e)  (14.62)%(b)
August 25,
1994** to March
31, 1995(f)        $11.00      0.01(a)       (0.73)      (0.72)     (0.18)         --          (0.18)    $10.10      (6.57)%
Year Ended March
31, 1996(f)        $10.10      0.04(a)        0.66        0.70      (0.07)         --          (0.07)    $10.73       6.95%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $10.73      0.08(a)        0.03        0.11        --           --            --      $10.84       2.05%(b)
                          __________Ratios and Supplemental Data___________
                                         Ratio
                                         of Net
                    Net    Ratio of    Investment
                  Assets  Operating     Income
                  End of   Expenses    (Loss)  to                 Average
                  Period  to Average    Average     Portfolio    Commission
                  (000's) Net Assets   Net Assets   Turnover        Rate
GROWTH AND INCOME
ORDINARY SHARES
Year Ended March
31, 1992          $43,884    1.84%        1.16%       60.00%         --
Year Ended March
31, 1993          $43,320    1.84%        0.98%       78.00%         --
Year Ended March
31, 1994          $36,510    1.72%        1.02%      110.00%         --
Year Ended March
31, 1995(f)       $37,048    1.69%        1.01%      121.00%         --
Year Ended March
31, 1996(f)       $41,353    1.73%*       0.81%      152.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $40,874    1.73%(b)*    0.74%(b)   116.00%(b)    $0.04
GROWTH AND INCOME
INSTITUTIONAL SHARES(D)
Year Ended March
31, 1992          $ 4,753    1.44%        1.39%       60.00%         --
Year Ended March
31, 1993          $ 6,451    1.33%        1.46%       78.00%         --
Year Ended March
31, 1994          $ 3,990    1.22%        1.52%      110.00%         --
Year Ended March
31, 1995(f)       $ 1,975    1.23%        1.48%      121.00%         --
Year Ended March
31, 1996(f)       $ 1,888    1.24%*       1.31%      152.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $ 1,957    1.24%(b)*    1.23%(b)   116.00%(b)    $0.04
INTERNATIONAL EQUITY
ORDINARY SHARES
Year Ended March
31, 1992          $19,676    2.12%        0.47%       52.00%         --
Year Ended March
31, 1993          $17,429    2.28%        1.08%       16.00%         --
Year Ended March
31, 1994          $26,222    2.01%       (0.08)%      40.00%         --
Year Ended March
31, 1995(f)       $27,657    1.91%       (0.24)%      46.48%         --
Year Ended March
31, 1996(f)       $27,402    2.15%*      (0.04)%      43.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $27,157    2.19%(b)*    0.98%(b)    74.00%(b)    $0.02
INSTITUTIONAL SHARES(D)
April 25, 1990**
to March 31,
1991              $ 4,178    1.50%(b)     1.56%(b)   159.00%         --
April 1, 1991 to
March 19, 1992    $     0    1.63%        1.05%       52.00%         --
August 25,
1994** to March
31, 1995(f)       $ 3,052    1.66%(b)     0.13%(b)    46.48%(b)      --
Year Ended March
31, 1996(f)       $ 1,241    1.65%*       0.38%       43.00%         --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $ 1,327    1.72%(b)*    1.42%(b)    74.00%(b)    $0.02

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                        Income from
                            ______Investment Operations__________ ____________Distributions_____________
                                         Net Realized                                                     Net
                  Net Asset                   and                 Dividends  Distributions               Asset
                  Value at     Net        Unrealized   Total from  from Net      from                    Value
                  Beginning Investment    Gain (Loss)  Investment Investment   Realized        Total     End of   Total
                  of Period   Income     on Securities Operations   Income   Capital Gains Distributions Period Return(c)
FOREIGN FRONTIER
August 8, 1994**
to March 31,
1995(f)            $10.00     (0.05)(a)      (2.71)      (2.76)      --           --            --       $7.24   (27.60)%
Year Ended March
31, 1996(f)        $ 7.24     (0.07)(a)       1.21        1.14       --           --            --       $8.38    15.75%
Six Months Ended
September 30,
1996
(Unaudited)(f)     $ 8.38      0.02(a)        0.08        0.10       --           --            --       $8.48     2.39%(b)
INSTITUTIONAL SHARES(D)
April 2,1996**
to September 30,
1996
(Unaudited)(f)     $ 8.49      0.04(a)       (0.03)       0.00       --           --            --       $8.50     0.24%(b)
                          __________Ratios and Supplemental Data___________
                                         Ratio
                                         of Net
                    Net    Ratio of    Investment
                  Assets  Operating     Income
                  End of   Expenses    (Loss)  to                 Average
                  Period  to Average    Average      Portfolio   Commission
                  (000's) Net Assets   Net Assets    Turnover       Rate
FOREIGN FRONTIER
August 8, 1994**
to March 31,
1995(f)           $4,259     2.54%(b)    (1.03)%(b)    10.72%(b)     --
Year Ended March
31, 1996(f)       $7,736     2.74%*      (0.84)%        9.00%        --
Six Months Ended
September 30,
1996
(Unaudited)(f)    $8,676     2.52%(b)*    0.38%(b)     10.00%(b)   $0.01
INSTITUTIONAL SHARES(D)
April 2,1996**
to September 30,
1996
(Unaudited)(f)    $  890     2.01%(b)*    0.72%(b)     10.00%(b)   $0.01

* EXPENSE RATIOS FOR THE PERIODS ENDED SEPTEMBER 30 (ANNUALIZED) AND MARCH 31, 1996 ARE SHOWN GROSS OF CUSTODY CREDITS (NOTE 3) IN ACCORDANCE WITH SEC REG-ULATIONS. THESE CREDITS ARE GENERATED BY INTEREST EARNED ON UNINVESTED CASH BALANCES MAINTAINED BY THE FUNDS, AND ARE USED TO OFFSET CUSTODIAL EXPENSES OF THE FUND. THE FUND'S EXPENSE RATIOS NET OF SUCH CREDITS, AS REPORTED IN PRIOR PERIODS, WOULD HAVE BEEN AS FOLLOWS: NUMERIC ORDINARY AND INSTITU-TIONAL SHARES, 1.86%, 1.88% AND 1.38%, 1.38%, RESPECTIVELY; NUMERIC II ORDI-NARY AND INSTITUTIONAL SHARES, 1.31%, 1.92% AND 1.39%, 1.66% (ANNUALIZED), RESPECTIVELY; DISCIPLINED GROWTH ORDINARY AND INSTITUTIONAL SHARES, 1.53%, 1.79% AND 1.54%, 2.05% (ANNUALIZED), RESPECTIVELY; GROWTH AND INCOME ORDI-NARY AND INSTITUTIONAL SHARES, 1.68%, 1.64% AND 1.19%, 1.15%, RESPECTIVELY; INTERNATIONAL EQUITY ORDINARY AND INSTITUTIONAL SHARES, 2.12%, 2.09% AND 1.65%, 1.59% RESPECTIVELY; AND FOREIGN FRONTIER ORDINARY AND INSTITUTIONAL SHARES, 2.39%, 2.59% AND 1.87%, --, RESPECTIVELY.
** Commencement of Operations
(a) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements. As a result of such waivers/reimbursements and reductions, expenses of the Quantitative Nu-meric Fund Ordinary Shares for the periods ended September 30, 1996, March 31, 1996 and 1993 reflect a reduction of $0.02, $0.02 and $0.03 per share; expenses of the Quantitative Numeric Fund Institutional Shares for the pe-riods ended September 30, 1996, March 31, 1996 and 1993, reflect a reduc-tion of $0.02, $0.02 and $0.03 per share; expenses of the Quantitative Nu-meric II Fund Ordinary Shares for the periods ended September 30, 1996, March 31, 1996 and 1995 reflect a reduction of $0.05, $0.23 and $0.76 per share; expenses of the Quantitative Numeric II Fund Institutional Shares for the periods ended September 30, 1996 and March 31, 1996 reflects a re-duction of $0.05 and $0.11 per share; expenses of the Quantitative Disci-plined Growth Fund Ordinary Shares for the periods ended September 30, 1996, March 31, 1996 and 1995 reflect a reduction of $0.18, $0.51 and $0.45 per share; expenses of the Quantitative Disciplined Growth Fund In-stitutional Shares for the periods ended September 30, 1996 and March 31, 1996 reflect a reduction of $0.16 and $0.28 per share; expenses of the Quantitative Growth and Income Fund Ordinary Shares for the periods ended September 30, 1996 and March 31, 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Quantitative Growth and Income Institu-tional Shares for the periods ended September 30, 1996 and March 31, 1996 reflect a reduction of $0.01 and $0.01 per share; expenses of the Quanti-tative International Equity Fund Ordinary Shares for the periods ended September 30, 1996, March 31, 1996, 1995, 1994, 1993 and 1992 reflect a reduction of $0.01, $0.01, $0.01, $0.01, $0.05 and $0.04 per share respec-
    tively; expenses of the Quantitative International Equity Fund Institu-tional Shares for the periods ended September 30, 1996, March 31, 1996, 1995, 1992 and 1991 reflect a reduction of $0.01, $0.01, $0.01, $0.04 and
    $0.03 per share; and expenses of the Quantitative Foreign Frontier Fund Ordinary Shares for the periods ended September 30, 1996, March 31, 1996 and 1995 reflect a reduction of $0.02, $0.01 and $0.02 per share; and ex-penses of the Quantitative Foreign Frontier Fund Institutional Shares for the period ended September 30, 1996 reflects a reduction of $0.01 per share.
(b) Annualized
(c) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares of the Quantitative Numeric, Quantitative Growth and Income, Quantitative International Equity and Quantitative Foreign Fron-tier Funds. The total return would have been lower if certain fees had not been waived or if fees had not been reduced by credits allowed by the cus-todian.
(d) Investment income and expenses for the periods ending March 31, 1991 through March 31, 1994 were calculated for the Ordinary Shares and then adjusted for the differences in distribution and transfer agency expenses borne by the two classes of shares.
(e) Amount represents the last net asset value per share before the March 19, 1992 redemption which resulted in this Fund having no Institutional share-holders and no Institutional Shares of beneficial interest outstanding from that date until August 25, 1994. (Note 1)
(f) Per share numbers have been calculated using the average shares method.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. The Trust cur-rently has six series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quantitative Numeric, Quantitative Numeric II, Quantitative Disciplined Growth, Quantitative Growth and Income, Quantitative International Equity, and Quantitative Foreign Frontier. The Quantitative Numeric Fund ("Numeric") commenced operations on September 8, 1992 and began offering Institutional Shares on January 6, 1993. The Quantita-tive Numeric II Fund ("Numeric II") commenced operations on October 3, 1994 and began offering Institutional Shares on April 17, 1995. The Quantitative Disciplined Growth Fund ("Disciplined Growth") commenced operations on October 3, 1995 and began offering Institutional Shares on July 26, 1995. The Quanti-tative Growth and Income Fund ("Growth and Income") commenced operations on May 9, 1985 and began offering Institutional Shares on March 25, 1991. The Quantitative International Equity Fund ("International Equity") commenced op-erations on July 31, 1987 and offered Institutional Shares from April 25, 1990 to March 19, 1992 and began offering the Institutional Shares again on August 25, 1994. The Quantitative Foreign Frontier Fund ("Foreign Frontier") com-menced operations on August 8, 1994 and began offering Institutional Shares on April 2, 1996.

Holders of Institutional Shares bear no portion of the 12b-1 Plan expense of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. Ordinary Shares are sold subject to a 12b-1 Plan and, for Numeric, Growth and Income, International Equity and Foreign Frontier, a deferred sales charge.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment compa-nies.

Security Valuation.

Portfolio securities are valued each business day at the last reported sale price on the principal exchange or market on which they are traded. If there is no such reported sale, the securities are valued at the mean between the last reported bid and asked price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign cur-rencies are translated into U.S. dollars based upon the prevailing exchange rate of each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

Security Transactions and Related Investment Income.

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is re-corded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are al-located among classes based upon the daily relative net assets.

Repurchase Agreements.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-mar-ket daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Short Sales "Against the Box."

In a short sale against the box, a Fund sells a borrowed security, while at the same time owning an identical security in the portfolio. While the short sale is outstanding, a Fund will not dispose of the security hedged by the short sale.

When a Fund sells short against the box, it will establish a margin account with the broker lending the security sold short. While the short sale is out-standing, the broker retains the proceeds of the short sale, and the Fund pledges securities as additional collateral. The Fund earns interest from the broker on the proceeds of the short sale and accrues such interest on a daily basis.

Foreign Currency Transactions.

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

Reported net realized gains and losses on foreign currency transactions repre-sent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference be-tween the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are in-cluded with the net realized and unrealized gain or loss on investments.

Unamortized Organization Expenses.

Costs incurred with Numeric's organization and registration are being amor-tized over the period of benefit, not to exceed 60 months.

Expenses.

The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a spe-cific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own trans-fer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a management agreement with Quantitative Advisors, Inc. (the "Manager"). Compensation of the Manager, for management and adminis-tration of the Funds, including selection and monitoring of the portfolio ad-visors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Numeric, Numeric II, Disciplined Growth, and International Equity; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Foreign Frontier. For the six months ended September 30, 1996, the Manager voluntarily agreed to waive its fees in part with respect to Numeric II and Disciplined Growth.

The Manager has agreed to reduce its compensation with respect to Numeric, Growth and Income, and International Equity to the extent that the total ex-penses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The distribution agreement calls for the Distributor to reduce its fee similarly after the Manager's fee has been eliminated. The Man-ager has also agreed to assume expenses of any of these Funds if necessary in order to reduce a Fund's total expenses to no more than 2% of average net as-set value for any fiscal year. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which in-clude incremental custody costs associated with international securities.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a Fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimburse-ment from the Fund if the Fund's total operating expenses fall below that limit prior to the end of the Fund's fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of Numeric II and Disciplined Growth in order to reduce the total expenses of these Funds to no more than 1.70% and 1.95% respectively of their average net asset value. Ex-penses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses. Extraordinary expenses include, but are not limited to, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future. During the period, the Manager also voluntarily assumed certain operating expenses of Numeric.

During the six months ended September 30, 1996, the aggregate fees, net of fees waived or reimbursed by the Manager amounted to $844,631. The total amount of the advisory fees waived or reimbursed by the Manager was $73,742.

The Manager has entered into advisory contracts with the following advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Numeric, Numeric II), LBS Capital Management, Inc. (Disciplined Growth), State Street Bank and Trust Company (Growth and Income), and Independence International As-sociates, Inc. (International Equity, Foreign Frontier).

For services rendered, the Manager pays to the Advisor of a Fund a fee based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advi-sors of the Funds are as follows: Numeric and International Equity Funds-- 0.50% of average daily total net assets; Numeric II and Foreign Frontier Funds--0.40% of average daily total net assets; Disciplined Growth--0.60% of the first $100 million, and 0.50% of

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

amounts in excess of $100 million of average daily total net assets; and Growth and Income--0.375% of the first $20 million and 0.30% of amounts in ex-cess of $20 million of average daily total net assets, with an annual minimum of $25,000.

The Funds have entered into a distribution agreement with U.S. Boston Capital Corporation (the "Distributor"). For its services under the distribution agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of shareholder accounts of Numeric, Growth and Income, International Equity and Foreign Frontier and (ii) 0.25% of the average net asset value of shareholder accounts of Numeric II and Disci-plined Growth open during the period the plan is in effect. No fees are re-ceived by the Distributor for Institutional Shares. For the six months ended September 30, 1996, the Distributor voluntarily agreed to waive its fees in their entirety with respect to Numeric II and Disciplined Growth, which amounted to $18,081. During the six months ended September 30, 1996, the ag-gregate fees, net of fees waived by the Distributor, paid by the Funds pursu-ant to such distribution plan amounted to $373,760. A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is not imposed on redemptions of Institutional Shares, and certain other transactions. The Funds have been advised that during the six months ended September 30, 1996, such fees earned by the Distributor were $171,501.

Transfer agent functions are provided to the Funds by Quantitative Institu-tional Services, a division of the Manager (the "Transfer Agent") pursuant to a transfer agent agreement. The transfer agent agreement provides that base fees are payable to the Transfer Agent at an annual rate of .13% of the aggre-gate average daily net asset value of each Fund. During the six months ended September 30, 1996, the aggregate fees, net of fees waived by the Transfer Agent, paid by the Funds pursuant to such agreement amounted to $140,709. The Transfer Agent voluntarily agreed to waive its fees in their entirety with re-spect to Numeric II and Disciplined Growth which amounted to $9,467.

State Street Bank and Trust Company (the "Custodian") maintains the Funds' ac-counting records and provides custodial services. For the six months ended September 30, 1996, $56,300, $10,025, $1,930, $11,476, $8,621, and $5,850 in
custody credits were applied against the custody fees for Numeric, Numeric II, Disciplined Growth, Growth and Income, International Equity and Foreign Fron-tier, respectively. Such credits have not been applied in the calculation of Manager reimbursement for Numeric, Growth and Income, and International Equi-ty.

The Custodian has voluntarily agreed to reduce its base custodian fees and its dual-class accounting fees for Disciplined Growth and Foreign Frontier. For the six months ended September 30, 1996, the Custodian's fee waivers and re-ductions amounted to $11,821. Such credits have not been applied in the calcu-lation of voluntary Manager reimbursement for Disciplined Growth.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Fed-eral income tax provision is required.

At September 30, 1996, International Equity had capital loss carryovers amounting to $450,952 and $806,382 which will expire on March 31, 2000 and March 31, 2001, respectively. To the extent that these losses are used to off-set any future capital gains realized during the carryover period, no capital gains tax liabilities will be incurred by International Equity for gains real-ized and not distributed.

5. Purchases and Sales.

During the six months ended September 30, 1996, purchases of investment secu-rities other than US Government obligations and short-term investments, for Numeric, Numeric II, Disciplined Growth, Growth and Income, International Eq-uity and Foreign Frontier were $145,154,759, $10,827,794, $2,593,995,
$24,745,474, $10,585,429, and $2,170,435 respectively. Sales of such securi-
ties for the Funds were $183,481,145, $12,648,905, $2,433,598, $27,096,994,
$10,488,336, and $433,556, respectively.

-------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS

6. Reclassifications.

For the six months ended September 30, 1996, certain reclassification adjust-ments were made between undistributed/(overdistributed) net investment income and shares of beneficial interest due to differences between book and tax ac-counting, primarily due to current year net operating losses. Such reclassifi-cations were as follows:

                                     Increase/(Decrease)
             Increase/(Decrease)        Undistributed/          Increase/(Decrease)
                  Shares of           (Overdistributed)       Accumulated Net Realized
             Beneficial Interest Net Investment Income/(Loss)       Gain/(Loss)
Numeric              $ 0                   $486,438                  $(486,438)
Disciplined
 Growth                0                      8,271                     (8,271)

-------------------------------------------------------------------------------
7. Lines of Credit and Contingent Liability.

Numeric may temporarily, for emergency purposes, borrow up to the lesser of $2,000,000 or 10% of its assets, under a line of credit. Such borrowings are due not more than 90 days from the date of borrowing, with interest, as deter-mined by the line of credit agreement. During the six months ended September 30, 1996, the Fund did not utilize the line of credit.

The Trust insures itself and all Funds under a policy with ICI Mutual Insur-ance Company. The annual premium is allocated among the Funds and Quantitative Institutional Services. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrev-ocable letter of credit.

8. Shares of Beneficial Interest.

  The following schedule shows the number of shareholders each owning 5% or more of the Ordinary or Institutional Shares of a Fund and the total percent-age of those shares of the Fund held by such shareholders.

                                       5% or Greater Shareholders
                                   -------------------------------------------------
Fund                                Number                        % of Fund Held
Numeric Inst.                                   3                                85%
Numeric II Ord.                                 2                                23%
Numeric II Inst.                                1                                94%
Disciplined Growth Ord.                         4                                40%
Disciplined Growth Inst.                        4                               100%
Growth and Income Inst.                         3                                94%
International Equity Inst.                      2                                99%
Foreign Frontier Ord.                           1                                 5%
Foreign Frontier Inst.                          1                                96%

9. Concentration of Risk.

  The relatively large investments of the Foreign Frontier Fund in Latin Amer-ican and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, so-cial or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--CONTINUED

10. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                               Six Months Ended             Year Ended
                              September 30, 1996          March 31, 1996
                            ------------------------  ------------------------
                              Shares      Dollars       Shares      Dollars
NUMERIC
ORDINARY SHARES:
Shares sold                    140,422  $  2,567,858     306,845  $  5,287,525
Shares issued in reinvest-
 ment of distributions         556,045    10,487,005     410,004     7,474,372
Shares redeemed               (753,702)  (13,733,378)   (339,690)   (6,065,838)
                            ----------  ------------  ----------  ------------
Net change                     (57,235)     (678,515)    377,159     6,696,059
                            ----------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                    147,305  $  2,833,207     372,214  $  6,912,864
Shares issued in reinvest-
 ment of distributions         196,065     3,795,819     165,042     3,069,775
Shares redeemed             (1,716,946)  (30,797,737) (1,253,740)  (21,958,358)
                            ----------  ------------  ----------  ------------
Net change                  (1,373,576) $(24,168,711)   (716,484) $(11,975,719)
                            ----------  ------------  ----------  ------------
TOTAL NET CHANGE FOR FUND               $(24,847,226)             $ (5,279,660)
                                        ------------              ------------
NUMERIC II
ORDINARY SHARES:
Shares sold                    116,829  $  1,597,236     434,724  $  5,272,157
Shares issued in reinvest-
 ment of distributions             --            --        4,887        61,864
Shares redeemed                (82,913)   (1,138,755)    (24,790)     (304,541)
                            ----------  ------------  ----------  ------------
Net change                      33,916  $    458,481     414,821  $  5,029,480
                            ----------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                     69,414  $    955,071     350,456  $  4,388,082
Shares issued in reinvest-
 ment of distributions             --            --        3,610        45,700
Shares redeemed               (240,518)   (3,339,245)     (4,106)      (50,595)
                            ----------  ------------  ----------  ------------
Net change                    (171,104) $ (2,384,174)    349,960  $  4,383,187
                            ----------  ------------  ----------  ------------
Total net change for fund               $ (1,925,693)             $  9,412,667
                                        ------------              ------------
DISCIPLINED GROWTH
ORDINARY SHARES:
Shares sold                      9,957  $    135,307     124,257  $  1,434,616
Shares issued in reinvest-
 ment of distributions             --            --           75           930
Shares redeemed                 (9,669)     (130,627)     (9,964)     (113,141)
                            ----------  ------------  ----------  ------------
Net change                         288  $      4,680     114,368  $  1,322,405
                            ----------  ------------  ----------  ------------
INSTITUTIONAL SHARES:
Shares sold                        450  $      5,894       6,593  $     75,500
Shares issued in reinvest-
 ment of distributions             --            --            4            45
Shares redeemed                 (2,200)      (27,588)     (1,297)      (15,503)
                            ----------  ------------  ----------  ------------
Net change                      (1,750) $    (21,694)      5,300  $     60,042
                            ----------  ------------  ----------  ------------
Total net change for fund                   $(17,014)             $  1,382,447
                                        ------------              ------------
GROWTH AND INCOME
ORDINARY SHARES:
Shares sold                     57,210  $    860,836     129,344  $  1,895,275
Shares issued in reinvest-
 ment of distributions             --            --      359,373     5,160,593
Shares redeemed               (255,489)   (3,878,802)   (350,635)   (5,180,335)
                            ----------  ------------  ----------  ------------
Net change                    (198,259) $ (3,017,966)    138,082  $  1,875,534

--------------------------------------------------------------------------------

___________________________________________________ QUANTITATIVE GROUP OF FUNDS


                                    Six Months Ended          Year Ended
                                   September 30, 1996       March 31, 1996
                                  ---------------------  ---------------------
                                   Shares     Dollars     Shares     Dollars
GROWTH AND INCOME--CONTINUED
INSTITUTIONAL SHARES:
Shares sold                          7,242  $   108,309     6,538  $    97,239
Shares issued in reinvestment of
 distributions                         --           --     17,395      249,625
Shares redeemed                    (10,779)    (155,745)  (38,398)    (583,199)
                                  --------  -----------  --------  -----------
Net change                          (3,537) $   (58,436)  (14,465) $  (235,335)
                                  --------  -----------  --------  -----------
Total net change for fund                   $(3,076,402)           $ 1,639,199
                                            -----------            -----------
INTERNATIONAL EQUITY
ORDINARY SHARES:
Shares sold                        159,607  $ 1,722,037   284,040  $ 2,952,333
Shares issued in reinvestment of
 distributions                         --           --      6,478       65,878
Shares redeemed                   (201,594)  (2,172,319) (478,842)  (5,015,488)
                                  --------  -----------  --------  -----------
Net change                         (41,987) $  (450,282) (188,324) $(1,997,277)
                                  --------  -----------  --------  -----------
INSTITUTIONAL SHARES:
Shares sold                         10,882  $   114,975   392,128  $ 4,117,781
Shares issued in reinvestment of
 distributions                         --           --        --             -
Shares redeemed                     (4,060)     (44,209) (578,734)  (6,111,774)
                                  --------  -----------  --------  -----------
Net change                           6,822  $    70,766  (186,606) $(1,993,993)
                                  --------  -----------  --------  -----------
Total net change for fund                   $  (379,516)           $(3,991,270)
                                            -----------            -----------
FOREIGN FRONTIER
ORDINARY SHARES:
Shares sold                        150,495  $ 1,290,662   383,704  $ 3,073,757
Shares issued in reinvestment of
 distributions                         --           --        --             -
Shares redeemed                    (50,744)    (438,565) ( 48,574)    (376,826)
                                  --------  -----------  --------  -----------
Net change                          99,751  $   852,097   335,130  $ 2,696,931
                                  --------  -----------  --------  -----------
INSTITUTIONAL SHARES:
Shares sold                        104,690  $   887,605       --           --
Shares issued in reinvestment of
 distributions                         --           --        --           --
Shares redeemed                        --           --        --           --
                                  --------  -----------  --------  -----------
Net change                         104,690  $   887,605       --           --
                                  --------  -----------  --------  -----------
Net change for fund                         $ 1,739,702       --           --
                                            -----------  --------  -----------

-------------------------------------------------------------------------------

QUANTITATIVE GROUP OF FUNDS  _________________________________________________
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

11. Subsequent Events.

On October 1, 1996, Boston International Advisors, Inc., Advisor to Interna-tional Equity and Foreign Frontier was acquired by Independence Investment Ad-visors, Inc. and changed its name to Independence International Associates, Inc., resulting in a termination of the existing advisory contracts with Bos-ton International Advisors, Inc. On October 1, 1996, new advisory contracts went into effect with Independence International Associates, Inc., containing substantially the same terms as the old contracts.

On October 28, 1996, there was a special meeting of the shareholders of Numer-ic, Numeric II, International Equity and Foreign Frontier. The shareholders of International Equity and Foreign Frontier were asked to each approve a new Ad-visory Contract between the Manager and Independence International Associates, Inc. pursuant to which Independence International Associates, Inc. would act as sub-advisor to the respective funds. The following were the results of the votes:

                         International Equity                                 Foreign Frontier
                             Shares Voted                                       Shares Voted
                         --------------------                                 ----------------
For                         1,730,191.895                                       717,398.892
Against                           912.563                                             0.000
Abstain                        60,325.802                                        19,919.159

There were no broker non-votes submitted, and no other proposals voted on at such meeting.

In addition, at the meeting on October 28, shareholders of Numeric and Numeric II were asked to each approve a new Advisory Contract between the Manager and Columbia Partners, L.L.C. Investment Management ("Columbia Partners") pursuant to which Columbia Partners would act as sub-advisor to the respective funds. The following were the results of the votes:

                                 Numeric                                               Numeric II
                              Shares Voted                                            Shares Voted
                              -------------                                           ------------
For                           3,038,306.896                                           516,648.981
Against                          25,231.238                                             4,575.579
Abstain                         103,128.474                                             9,751.502

There were no broker non-votes submitted, and no other proposals voted on at such meeting.

Effective October 1, 1996, Advanced Investment Technology, Inc. ("AIT") ac-quired the investment management portion of the business of LBS Capital Man-agement, Inc. ("LBS"), the Advisor to Disciplined Growth, resulting in an au-tomatic termination of the existing advisory contract with LBS. On October 1, 1996, AIT began to serve as Advisor to Disciplined Growth pursuant to an advi-sory contract with the Manager containing substantially the same terms as the advisory contract between the Manager and LBS, except that AIT is not entitled to payment of advisory fees under the contract until the contract is approved by the shareholders of Disciplined Growth.

-------------------------------------------------------------------------------

                          QUANTITATIVE GROUP OF FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-331-1244

                                    MANAGER

                          Quantitative Advisors, Inc.
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                    ADVISORS

 Independence International Associates,         Columbia Partners, LLC,
                  Inc.                           Investment Management
            75 State Street                  1701 Pennsylvania Avenue, N.W.
            Boston, MA 02109                     Washington, D.C. 20006

  Advanced Investment Technology, Inc.    State Street Bank and Trust Company
  311 Park Place Boulevard, Suite 330             225 Franklin Street
          Clearwater, FL 34619                      Boston, MA 02110

                                  DISTRIBUTOR

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   CUSTODIAN

                      State Street Bank and Trust Company
                              225 Franklin Street
                                Boston, MA 02110

                                 TRANSFER AGENT

                      Quantitative Institutional Services
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            INDEPENDENT ACCOUNTANTS

                              Price Waterhouse LLP
                               160 Federal Street
                                Boston, MA 02110

                          QUANTITATIVE GROUP OF FUNDS

             55 Old Bedford Road   Lincoln, MA 01773   800-331-1244

                 Distributed by U.S. Boston Capital Corporation